UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23344 and 811-23343

Name of Fund:	BlackRock Funds VI
BlackRock CoreAlpha Bond Fund

Master Investment Portfolio II
CoreAlpha Bond Master Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds VI and Master Investment Portfolio II, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds VI

•	BlackRock CoreAlpha Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	15.25%	40.79%

U.S. small cap equities (Russell 2000® Index)	17.54	62.03

International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35

Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2021	BlackRock CoreAlpha Bond Fund

Investment Objective

BlackRock CoreAlpha Bond Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth.

Effective on October 1, 2021, the Fund will change its name to BlackRock Advantage CoreAlpha Bond Fund and the master fund in which the Fund invests, CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II, will change its name to Advantage CoreAlpha Bond Master Portfolio.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2021, all of the Fund’s share classes outperformed the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, except for Investor C Shares, which underperformed the benchmark.

The Fund invests all of its assets in the Master Portfolio.

What factors influenced performance?

During the period, asset allocation was the primary contributor to the Master Portfolio’s relative performance, driven by overweight positions to both investment grade and high yield corporate credit along with securitized assets. Positioning with respect to U.S. interest rates also proved additive to performance, most notably positioning along the yield curve over the period.

Global interest rates strategies were the primary detractors over the period, due to the Master Portfolio’s long/short trades seeking to take advantage of dislocations between Europe, the United States, the United Kingdom and Japan. Security selection within corporate credit also detracted from performance over the period.

The Master Portfolio held derivatives during the period. Futures are commonly used by the Master Portfolio for strategic day-to-day interest rate hedging, tactically expressing relative value curve strategies, and duration hedging. Interest rate swaps used by the Master Portfolio as part of its global rates strategies negatively impacted performance.

Describe recent portfolio activity.

The Master Portfolio entered 2021 with a positive stance on risk and lower cash position due to the encouraging outlook on COVID-19 vaccines and ongoing reopening of global economies. From a relative value standpoint, risk was added through corporate exposures as economic reopening has supported company balance sheets. Overweight positions to both investment grade and high yield corporate credit were maintained and the overweight to high yield remained near the Master Portfolio’s maximum permitted over the period. In the second quarter, performance dispersion remained very low and spreads continued to grind tighter. As a result, positioning remained generally unchanged to avoid unnecessary transaction costs. The Master Portfolio was positioned for the yield curve to steepen for most of the period but removed this stance after the Fed signaled a more hawkish stance at its mid-June Open Market Committee meeting.

Describe portfolio positioning at period end.

The Master Portfolio remained underweight U.S. Treasury securities. Within spread sectors, the Master Portfolio was overweight both investment grade and high yield corporate credit, with the latter weighting approaching the maximum. The Master Portfolio was positioned neutrally with respect to duration and corresponding interest rate risk.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended June 30, 2021

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	1.66%	1.65%	(1.43)%	0.72%	N/A	3.59%	N/A	3.77%	N/A
Investor A	1.35	1.35	(1.45)	0.57	(3.46)%	3.29	2.45%	3.45	3.03%
Investor C	0.67	0.66	(1.91)	(0.19)	(1.14)	2.52	2.52	2.78	2.78
Class K	1.71	1.65	(1.40)	0.87	N/A	3.64	N/A	3.82	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(c)	—	—	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests, under normal circumstances, at least 80% the value of the Master Portfolio’s net assets, plus the amount of any borrowing for investment purposes, in bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.

(c)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

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Fund Summary as of June 30, 2021 (continued)	BlackRock CoreAlpha Bond Fund

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$985.70	$1.43		$1,000.00	$1,023.36	$1.45		0.29%
Investor A	1,000.00	985.50	2.66		1,000.00	1,022.12	2.71		0.54
Investor C	1,000.00	980.90	6.34		1,000.00	1,018.40	6.46		1.29
Class K	1,000.00	986.00	1.18		1,000.00	1,023.60	1.20		0.24

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

About Fund Performance	BlackRock CoreAlpha Bond Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Prior to February 28, 2011 for Institutional Shares, April 30, 2012 for Investor A and Investor C Shares and March 28, 2016 for Class K Shares, the performance of the classes is based on the returns of a series of Master Investment Portfolio, adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Predecessor Fund.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Administrator is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Derivative Financial Instruments	BlackRock CoreAlpha Bond Fund

The CoreAlpha Bond Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	7

Statement of Assets and Liabilities (unaudited)

June 30, 2021

BlackRock CoreAlpha Bond Fund

ASSETS
Investments, at value — Master Portfolio	$1,466,837,742
Receivables:
Capital shares sold	1,729,654
From the Administrator	2,685

Total assets	1,468,570,081

LIABILITIES
Payables:
Administration fees	59,416
Capital shares redeemed	832,346
Contributions to the Master Portfolio	897,308
Income dividend distributions	103,058
Other accrued expenses	16,794
Service and distribution fees	96,275

Total liabilities	2,005,197

NET ASSETS	$1,466,564,884

NET ASSETS CONSIST OF
Paid-in capital	$1,436,136,137
Accumulated earnings	30,428,747

NET ASSETS	$1,466,564,884

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Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2021

BlackRock CoreAlpha Bond Fund

NET ASSET VALUE

Institutional
Net assets	$923,775,984

Shares outstanding	87,688,516

Net asset value	$10.53

Shares authorized	Unlimited

Par value	No par value

Investor A
Net assets	$476,469,238

Shares outstanding	45,221,509

Net asset value	$10.54

Shares authorized	Unlimited

Par value	No par value

Investor C
Net assets	$1,262,655

Shares outstanding	119,798

Net asset value	$10.54

Shares authorized	Unlimited

Par value	No par value

Class K
Net assets	$65,057,007

Shares outstanding	6,170,120

Net asset value	$10.54

Shares authorized	Unlimited

Par value	No par value

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

BlackRock CoreAlpha Bond Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$17,498
Interest - unaffliated	17,989,363
Securities lending income — affiliated — net	60,111
Expenses	(1,847,126)
Fees waived	39,080

Total investment income	16,258,926

FUND EXPENSES
Service and distribution — class specific	610,766
Administration — class specific	384,801
Professional	5,800
Miscellaneous	4,908

Total expenses	1,006,275
Less:
Fees waived and/or reimbursed by the Administrator	(24,112)

Total expenses after fees waived and/or reimbursed	982,163

Net investment income	15,276,763

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	6,060,088
Investments — affiliated	2,716
Forward foreign currency exchange contracts	(192,551)
Foreign currency transactions	356,383
Futures contracts	(8,228,510)
Swaps	(4,029,202)

(6,031,076)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(35,142,081)
Investments — affiliated	4,256
Forward foreign currency exchange contracts	248,185
Foreign currency translations	(401,772)
Futures contracts	817,203
Swaps	(604,857)

(35,079,066)

Net realized and unrealized loss	(41,110,142)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,833,379)

See notes to financial statements.

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Statements of Changes in Net Assets

	BlackRock CoreAlpha Bond Fund
	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,276,763	$39,419,633
Net realized gain (loss)	(6,031,076)	71,081,558
Net change in unrealized appreciation (depreciation)	(35,079,066)	33,628,289

Net increase (decrease) in net assets resulting from operations	(25,833,379)	144,129,480

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(9,782,528)	(68,969,857)
Investor A	(4,213,951)	(29,801,126)
Investor C	(7,009)	(75,047)
Class K	(749,770)	(2,557,180)

Decrease in net assets resulting from distributions to shareholders	(14,753,258)	(101,403,210)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(168,805,163)	(19,535,594)

NET ASSETS
Total increase (decrease) in net assets	(209,391,800)	23,190,676
Beginning of period	1,675,956,684	1,652,766,008

End of period	$1,466,564,884	$1,675,956,684

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	11

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund

	Institutional

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,

			2020	2019	2018		2017	2016

Net asset value, beginning of period	$10.79		$10.54	$10.02	$10.35		$10.22	$10.32

Net investment income(a)	0.11		0.26	0.32	0.31		0.25	0.24
Net realized and unrealized gain (loss)	(0.26)		0.67	0.64	(0.34)		0.17	0.01

Net increase (decrease) from investment operations	(0.15)		0.93	0.96	(0.03)		0.42	0.25

Distributions(b)
From net investment income	(0.11)		(0.56)	(0.32)	(0.30)		(0.25)	(0.22)
From net realized gain	—		(0.12)	(0.12)	(0.00	)(c)	—	(0.12)
Return of capital	—		—	—	—		(0.04)	(0.01)

Total distributions	(0.11)		(0.68)	(0.44)	(0.30)		(0.29)	(0.35)

Net asset value, end of period	$10.53		$10.79	$10.54	$10.02		$10.35	$10.22

Total Return(d)
Based on net asset value	(1.43	)%(e)	8.88%	9.62%	(0.18)%		4.19%	2.37%

Ratios to Average Net Assets(f)(g)
Total expenses	0.29	%(h)	0.28%	0.29%	0.37	%(i)	0.35%	0.35%

Total expenses after fees waived and/or reimbursed	0.29	%(h)	0.28%	0.28%	0.35	%(i)	0.34%	0.35%

Net investment income	2.07	%(h)	2.42%	3.02%	3.14%		2.44%	2.24%

Supplemental Data
Net assets, end of period (000)	$923,776		$1,103,299	$1,121,106	$791,197		$496,618	$345,259

Portfolio turnover rate of the Master Portfolio(j)	114%		410%	263%	331%		515%	677%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)
		Year Ended December 31,
		2020	2019	2018	2017	2016
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	—%	—%	0.01%	0.02%	0.02%	—%

(h)	Annualized.
(i)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.33% and 0.31%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)
		Year Ended December 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	67%	261%	166%	189%	322%	459%

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,

			2020	2019	2018		2017	2016

Net asset value, beginning of period	$10.79		$10.54	$10.02	$10.35		$10.22	$10.32

Net investment income(a)	0.09		0.24	0.29	0.30		0.20	0.20
Net realized and unrealized gain (loss)	(0.25)		0.66	0.64	(0.36)		0.19	0.01

Net increase (decrease) from investment operations	(0.16)		0.90	0.93	(0.06)		0.39	0.21

Distributions(b)
From net investment income	(0.09)		(0.53)	(0.29)	(0.27)		(0.22)	(0.18)
From net realized gain	—		(0.12)	(0.12)	(0.00	)(c)	—	(0.12)
Return of capital	—		—	—	—		(0.04)	(0.01)

Total distributions	(0.09)		(0.65)	(0.41)	(0.27)		(0.26)	(0.31)

Net asset value, end of period	$10.54		$10.79	$10.54	$10.02		$10.35	$10.22

Total Return(d)
Based on net asset value	(1.45	)%(e)	8.61%	9.35%	(0.52)%		3.83%	2.01%

Ratios to Average Net Assets(f)(g)
Total expenses	0.54	%(h)	0.53%	0.54%	0.56	%(i)	0.69%	0.70%

Total expenses after fees waived and/or reimbursed	0.54	%(h)	0.53%	0.53%	0.53	%(i)	0.69%	0.69%

Net investment income	1.80	%(h)	2.16%	2.76%	3.05%		1.99%	1.92%

Supplemental Data
Net assets, end of period (000)	$476,469		$508,792	$503,477	$433,789		$485	$1,695

Portfolio turnover rate of the Master Portfolio(j)	114%		410%	263%	331%		515%	677%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)
		Year Ended December 31,
		2020	2019	2018	2017	2016
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	—%	—%	0.01%	0.02%	0.02%	—%

(h)	Annualized.
(i)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.52% and 0.49%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)
		Year Ended December 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	67%	261%	166%	189%	322%	459%

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)

	Investor C
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value, beginning of period	$10.80		$10.55	$10.02	$10.36		$10.23	$10.32

Net investment income(a)	0.06		0.15	0.22	0.20		0.13	0.12
Net realized and unrealized gain (loss)	(0.27)		0.67	0.64	(0.35)		0.18	0.02

Net increase (decrease) from investment operations	(0.21)		0.82	0.86	(0.15)		0.31	0.14

Distributions(b)
From net investment income	(0.05)		(0.45)	(0.21)	(0.19)		(0.15)	(0.10)
From net realized gain	—		(0.12)	(0.12)	(0.00	)(c)	—	(0.12)
Return of capital	—		—	—	—		(0.03)	(0.01)

Total distributions	(0.05)		(0.57)	(0.33)	(0.19)		(0.18)	(0.23)

Net asset value, end of period	$10.54		$10.80	$10.55	$10.02		$10.36	$10.23

Total Return(d)
Based on net asset value	(1.91	)%(e)	7.80%	8.64%	(1.36)%		3.05%	1.35%

Ratios to Average Net Assets(f)(g)
Total expenses	1.29	%(h)	1.28%	1.29%	1.46	%(i)	1.44%	1.45%

Total expenses after fees waived and/or reimbursed	1.29	%(h)	1.28%	1.29%	1.44	%(i)	1.44%	1.45%

Net investment income	1.08	%(h)	1.32%	2.08%	2.02%		1.30%	1.14%

Supplemental Data
Net assets, end of period (000)	$1,263		$1,522	$210	$157		$238	$337

Portfolio turnover rate of the Master Portfolio(j)	114%		410%	263%	331%		515%	677%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	—%	—%	0.01%	0.02%	0.02%	—%

(h)	Annualized.
(i)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.42% and 1.40%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	67%	261%	166%	189%	322%	459%

See notes to financial statements.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,					Period from 03/28/16 to 12/31/16	(a)
			2020	2019	2018		2017

Net asset value, beginning of period	$10.80		$10.55	$10.02	$10.35		$10.23	$10.51

Net investment income(b)	0.11		0.27	0.31	0.32		0.26	0.18
Net realized and unrealized gain (loss)	(0.26)		0.66	0.66	(0.34)		0.16	(0.17)

Net increase (decrease) from investment operations	(0.15)		0.93	0.97	(0.02)		0.42	0.01

Distributions(c)
From net investment income	(0.11)		(0.56)	(0.32)	(0.31)		(0.26)	(0.16)
From net realized gain	—		(0.12)	(0.12)	(0.00	)(d)	—	(0.12)
Return of capital	—		—	—	—		(0.04)	(0.01)

Total distributions	(0.11)		(0.68)	(0.44)	(0.31)		(0.30)	(0.29)

Net asset value, end of period	$10.54		$10.80	$10.55	$10.02		$10.35	$10.23

Total Return(e)
Based on net asset value	(1.40	)%(f)	8.93%	9.78%	(0.14)%		4.14%	0.00	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.29	%(i)	0.28%	0.29%	0.33	%(j)	0.30%	0.30	%(i)

Total expenses after fees waived and/or reimbursed	0.24	%(i)	0.23%	0.24%	0.30	%(j)	0.30%	0.30	%(i)

Net investment income	2.12	%(i)	2.46%	2.97%	3.19%		2.48%	2.25	%(i)

Supplemental Data
Net assets, end of period (000)	$65,057		$62,343	$27,973	$377		$197	$195

Portfolio turnover rate of the Master Portfolio(k)	114%		410%	263%	331%		515%	677%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,				Period from 03/28/16 to 12/31/16 (a)
		2020	2019	2018	2017
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	—%	—%	0.01%	0.02%	0.02%	—%

(i)	Annualized.
(j)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.29% and 0.26%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,				Period from 03/28/16 to 12/31/16	(a)
		2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	67%	261%	166%	189%	322%	459%

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	15

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds VI (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2021, the percentage of the Master Portfolio owned by the Fund was 91.49%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

The Board of Trustees of the Trust and Board of Trustees of MIP II are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Effective on October 1, 2021, the Fund will change its name to BlackRock Advantage CoreAlpha Bond Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Fund’s Board, the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

	Institutional	Investor A	Investor C	Class K
Administration fees - class specific	0.05%	0.05%	0.05%	0.05%

For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Total
Administration fees	$245,376	$120,767	$346	$18,312	$384,801

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Fund Name	Investor A	Investor C	Total
BlackRock CoreAlpha Bond Fund	$603,837	$6,929	$610,766

Other Fees: For the six months ended June 30, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $15,944.

For the six months ended June 30, 2021, affiliates received CDSCs as follows:

	Investor A	Investor C	Total
CDSC	$2,765	$100	$2,865

Expense Waivers and Reimbursements: The fees and expenses of the Fund’s Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2023. For the six months ended June 30, 2021, the amount waived was $5,800 which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

BAL has contractually agreed to waive 0.05% of the administration fee payable to BAL applicable to Class K Shares of the Fund through June 30, 2023. For the six months ended June 30, 2021, the amount waived was $18,312 which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $840,348.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/21		Year Ended 12/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock CoreAlpha Bond Fund
Institutional
Shares sold	15,073,515	$158,858,446	43,459,642	$469,081,602
Shares issued in reinvestment of distributions	939,839	9,883,842	6,347,131	68,822,833
Shares redeemed	(30,571,324)	(321,585,447)	(53,882,923)	(586,505,497)

	(14,557,970)	$(152,843,159)	(4,076,150)	$(48,601,062)

Investor A
Shares sold and automatic conversion of shares	1,567,720	$16,573,680	3,746,123	$41,023,848
Shares issued in reinvestment of distributions	396,814	4,172,115	2,677,876	29,014,424
Shares redeemed	(3,894,105)	(40,974,743)	(7,021,037)	(76,365,624)

	(1,929,571)	$(20,228,948)	(597,038)	$(6,327,352)

Investor C
Shares sold	25,663	$271,274	166,613	$1,826,341
Shares issued in reinvestment of distributions	663	6,976	6,744	72,896
Shares redeemed and automatic conversion of shares	(47,534)	(498,466)	(52,221)	(570,922)

	(21,208)	$(220,216)	121,136	$1,328,315

Class K
Shares sold	2,992,207	$31,715,396	5,146,056	$56,138,357
Shares issued in reinvestment of distributions	70,407	740,280	234,922	2,546,683
Shares redeemed	(2,666,823)	(27,968,516)	(2,257,952)	(24,620,535)

	395,791	$4,487,160	3,123,026	$34,064,505

	(16,112,958)	$(168,805,163)	(1,429,026)	$(19,535,594)

As of June 30, 2021, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 1,924 Investor C Shares of the Fund.

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Master Portfolio Information as of June 30, 2021	CoreAlpha Bond Master Portfolio

PORTFOLIO ALLOCATION

Asset Type(a)	Percent of Total Investments

Corporate Bonds	44%

U.S. Government Sponsored Agency Securities	34

Asset-Backed Securities	11

Non-Agency Mortgage-Backed Securities	10

Municipal Bonds	1
Other*	—	(b)

CREDIT QUALITY ALLOCATION

Credit Rating(a)(c)	Percent of Total Investments

AAA/Aaa(d)	44%

AA/Aa	5

A	22

BBB/Baa	23

BB/Ba	3

B	—	(b)

CCC/Caa	—	(b)
N/R	3

(a)	Excludes short-term securities.
(b)	Rounds to less than 1% of total investments.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
*	Includes one or more investment categories that individually represents less than 1% of the Master Portfolio’s total investments. Please refer to the Schedule of Investments for details.

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Schedule of Investments (unaudited) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C, 2.71%, 08/18/22	$79		$79,179
Series 2017-3, Class D, 3.18%, 07/18/23	1,270		1,294,276
Avant Loans Funding Trust(a)
Series 2020-REV1, Class A, 2.17%, 05/15/29	8,630		8,683,314
Series 2021-REV1, Class A, 1.21%, 07/15/30	5,460		5,450,454
Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 02/15/24(a)	418		419,587
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	1,502		1,499,019
Series 2021-N2, Class C, 1.07%, 03/10/28	3,686		3,695,117
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 0.59%, 02/26/35(b)	119		116,518
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 0.37%, 04/25/24(b)	751		750,870
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(b)	30		31,388
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-HP1, Class A, 2.59%, 12/15/26	2,410		2,431,579
Series 2020-P1, Class A, 2.26%, 03/15/28	2,076		2,084,469
Consumer Loan Underlying Bond Credit Trust,
Series 2019-P1, Class A, 2.94%, 07/15/26(a)	108		108,477
Countrywide Asset-Backed Certificates,
Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 0.84%, 03/25/34(b)	9		9,159
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15%, 07/17/23(a)	376		376,651
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 03/15/23	476		478,098
Series 2017-2, Class D, 3.49%, 09/15/23	250		251,635
Series 2017-3, Class D, 3.53%, 12/15/23(a)	2,183		2,202,384
Series 2018-3, Class D, 4.30%, 09/16/24	3,971		4,063,037
Series 2018-4, Class D, 4.09%, 01/15/26	1,420		1,455,641
Series 2019-2, Class C, 3.42%, 06/16/25	8,399		8,518,883
Series 2020-1, Class C, 2.36%, 03/16/26	7,240		7,371,231
Series 2020-2, Class A2A, 0.85%, 07/17/23	195		194,923
Series 2020-2, Class A3, 0.83%, 05/15/24	1,150		1,152,489
Series 2020-2, Class B, 1.42%, 03/17/25	2,950		2,979,211
Series 2020-2, Class C, 2.28%, 08/17/26	1,890		1,939,459
Series 2021-1, Class C, 1.02%, 06/15/27	6,240		6,266,790
DT Auto Owner Trust(a)
Series 2019-3A, Class C, 2.74%, 04/15/25	3,050		3,089,418
Series 2020-2A, Class A, 1.14%, 01/16/24	1,161		1,164,255
Exeter Automobile Receivables Trust
Series 2020-1A, Class B, 2.26%, 04/15/24(a)	9,327		9,373,331
Series 2020-2A, Class A, 1.13%, 08/15/23(a)	1,554		1,555,457
Series 2020-3A, Class B, 0.79%, 09/16/24	4,340		4,354,692
Series 2020-3A, Class D, 1.73%, 07/15/26	1,730		1,759,311
Series 2021-1A, Class C, 0.74%, 01/15/26	7,930		7,925,153
Ford Credit Auto Owner Trust(a)
Series 2018-1, Class A, 3.19%, 07/15/31	2,870		3,096,191
Series 2019-1, Class A, 3.52%, 07/15/30	450		483,398
GSAA Home Equity Trust, Series 2005-5, Class M3, (1 mo. LIBOR US + 0.95%), 1.04%, 02/25/35(b)	—	(c)	163
Marlette Funding Trust(a)
Series 2019-1A, Class A, 3.44%, 04/16/29	229		229,813
Series 2019-2A, Class A, 3.13%, 07/16/29	320		321,536

Security	Par (000)	Value

Asset-Backed Securities (continued)
Marlette Funding Trust(a) (continued)
Series 2019-3A, Class A, 2.69%, 09/17/29	$511	$513,049
Series 2019-4A, Class A, 2.39%, 12/17/29	1,160	1,166,279
Series 2020-1A, Class A, 2.24%, 03/15/30	340	340,287
Series 2020-2A, Class A, 1.02%, 09/16/30	1,969	1,971,018
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	6,115,380
Prosper Marketplace Issuance Trust, Series 2019-4A, Class A, 2.48%, 02/17/26(a)	115	114,778
Santander Drive Auto Receivables Trust
Series 2017-2, Class D, 3.49%, 07/17/23	2,045	2,052,373
Series 2017-3, Class D, 3.20%, 11/15/23	5,218	5,270,280
Series 2018-5, Class D, 4.19%, 12/16/24	5,190	5,306,302
Series 2019-3, Class B, 2.28%, 09/15/23	1,659	1,661,193
Series 2020-2, Class B, 0.96%, 11/15/24	1,520	1,527,410
Series 2020-2, Class C, 1.46%, 09/15/25	3,030	3,064,141
Series 2020-2, Class D, 2.22%, 09/15/26	8,000	8,188,406
Series 2020-4, Class C, 1.01%, 01/15/26	5,750	5,783,352
Series 2021-1, Class C, 0.75%, 02/17/26	4,730	4,727,487
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(a)	4,790	5,047,245
SoFi Consumer Loan Program LLC, Series 2016-1, Class A, 3.26%, 08/25/25(a)	161	161,450
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/33(a)	5,680	5,774,366
Upstart Securitization Trust(a)
Series 2019-3, Class A, 2.68%, 01/21/30	444	446,006
Series 2020-1, Class A, 2.32%, 04/22/30	2,689	2,707,233
Series 2021-1, Class A, 0.87%, 03/20/31	2,805	2,810,514
Westlake Automobile Receivables Trust(a)
Series 2018-1A, Class D, 3.41%, 05/15/23	148	148,387
Series 2018-3A, Class D, 4.00%, 10/16/23	1,140	1,159,171
Series 2019-2A, Class B, 2.62%, 07/15/24	988	991,658
Series 2020-2A, Class B, 1.32%, 07/15/25	1,310	1,321,221
Series 2020-2A, Class C, 2.01%, 07/15/25	5,920	6,032,125
Series 2020-3A, Class B, 0.78%, 11/17/25	3,480	3,500,306
Series 2020-3A, Class C, 1.24%, 11/17/25	4,250	4,289,407

Total Asset-Backed Securities — 11.2% (Cost: $177,162,685)		179,447,380

	Shares

Common Stocks

Diversified Financial Services — 0.0%
HoldCo 2 NPV(d)	1,807,150	1

Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41(e)	$610	632,835
Omnicom Group, Inc., 2.60%, 08/01/31	895	909,862

		1,542,697

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense — 0.7%
3M Co., 2.65%, 04/15/25	$1,710	$1,821,725
Boeing Co.
4.51%, 05/01/23	1,475	1,572,490
4.88%, 05/01/25(e)	1,080	1,210,106
5.15%, 05/01/30	795	941,403
General Dynamics Corp.
3.25%, 04/01/25	1,130	1,224,603
1.15%, 06/01/26(e)	1,495	1,500,526
2.25%, 06/01/31	1,350	1,384,676
General Electric Co., 3.63%, 05/01/30	495	551,964
Lockheed Martin Corp.(e)
1.85%, 06/15/30	195	195,634
2.80%, 06/15/50	60	60,248
Trane Technologies Luxembourg Finance SA,
4.50%, 03/21/49	125	156,977

		10,620,352

Airlines — 0.1%
Delta Air Line, Inc., 7.38%, 01/15/26(e)	900	1,056,001
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25(a)	720	814,320

		1,870,321

Auto Components(e) — 0.1%
Aptiv Corp., 4.15%, 03/15/24	1,625	1,763,132
Lear Corp., 5.25%, 05/15/49	59	74,426

		1,837,558

Automobiles — 1.4%
American Honda Finance Corp., 1.20%, 07/08/25	900	906,285
AutoNation, Inc., 4.75%, 06/01/30(e)	1,327	1,569,448
Ford Motor Co., 5.29%, 12/08/46(e)	1,200	1,340,256
Ford Motor Credit Co. LLC, 5.58%, 03/18/24	1,200	1,314,240
General Motors Co., 6.75%, 04/01/46	306	441,182
General Motors Financial Co., Inc.
4.20%, 11/06/21	1,500	1,519,645
3.45%, 04/10/22	1,780	1,812,774
3.55%, 07/08/22	3,345	3,452,489
3.25%, 01/05/23	1,200	1,245,265
3.70%, 05/09/23	2,850	2,992,042
4.15%, 06/19/23	1,155	1,226,684
2.90%, 02/26/25(e)	1,335	1,413,149
Genuine Parts Co., 1.88%, 11/01/30	2,845	2,747,617
Lithia Motors, Inc., 4.38%, 01/15/31(a)	55	58,911

		22,039,987

Banks — 2.6%
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	2,650	2,648,825
2.25%, 01/28/25	1,960	2,046,890
Credit Suisse AG, New York, 1.00%, 05/05/23	285	288,075
Fifth Third Bancorp, 2.38%, 01/28/25	850	891,146
First Republic Bank, (SOFR + 0.62%), 1.91%, 02/12/24(b)	2,500	2,554,278
ING Groep NV
3.15%, 03/29/22	415	423,915
4.10%, 10/02/23	2,290	2,469,577
Royal Bank of Canada
2.25%, 11/01/24	1,750	1,833,856
1.15%, 06/10/25	8,410	8,454,918
Santander Holdings USA, Inc., 3.45%, 06/02/25	510	548,058
Santander UK Group Holdings PLC, (3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)	3,800	4,178,638

Security	Par (000)	Value

Banks (continued)
SVB Financial Group, 1.80%, 02/02/31	$2,420	$2,314,779
Toronto-Dominion Bank, 2.65%, 06/12/24	3,300	3,492,961
Truist Financial Corp., 1.20%, 08/05/25	4,850	4,903,234
Wells Fargo & Co.
3.75%, 01/24/24	1,540	1,656,192
3.30%, 09/09/24	1,590	1,714,221
3.00%, 02/19/25	800	856,124
(SOFR + 4.50%), 5.01%, 04/04/51(b)	750	1,027,380
Westpac Banking Corp., 2.96%, 11/16/40	120	117,901

		42,420,968

Beverages — 0.6%
Ball Corp., 2.88%, 08/15/30	320	314,118
Constellation Brands, Inc., 3.75%, 05/01/50	350	387,314
Diageo Capital PLC
2.13%, 10/24/24(e)	4,280	4,474,907
2.00%, 04/29/30	1,255	1,255,879
2.13%, 04/29/32	750	753,173
PepsiCo, Inc.
2.85%, 02/24/26	800	863,671
3.45%, 10/06/46(e)	15	16,870
3.38%, 07/29/49(e)	955	1,071,611

		9,137,543

Biotechnology — 0.2%
Amgen, Inc.
3.63%, 05/22/24	800	861,227
3.13%, 05/01/25(e)	800	861,497
2.60%, 08/19/26	800	849,397
Gilead Sciences, Inc., 3.50%, 02/01/25	400	433,672

		3,005,793

Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30(a)	1,250	1,328,187
Carrier Global Corp.
2.24%, 02/15/25	360	374,317
3.38%, 04/05/40	1,980	2,076,870
Martin Marietta Materials, Inc.(f)
2.40%, 07/15/31	2,165	2,166,718
3.20%, 07/15/51	770	770,473
Masco Corp., 2.00%, 10/01/30	160	156,021
US Concrete, Inc., 5.13%, 03/01/29(a)	80	87,400

		6,959,986

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29	330	358,653
Home Depot, Inc.
5.40%, 09/15/40	200	277,922
3.13%, 12/15/49	1,240	1,313,684
Lowe’s Cos., Inc.
4.00%, 04/15/25	420	464,712
3.50%, 04/01/51	635	680,639

		3,095,610

Capital Markets — 1.6%
Ameriprise Financial, Inc., 3.00%, 04/02/25(e)	930	996,477
Ares Capital Corp.
4.20%, 06/10/24	4,815	5,172,941
3.25%, 07/15/25	3,070	3,229,143
3.88%, 01/15/26	558	597,753
2.15%, 07/15/26	1,542	1,533,400
2.88%, 06/15/28	1,240	1,258,625
Brookfield Finance, Inc., 4.70%, 09/20/47	5	6,100

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
FS KKR Capital Corp. 4.63%, 07/15/24	$950	$1,024,841
4.13%, 02/01/25	680	722,471
3.40%, 01/15/26	1,565	1,618,239
2.63%, 01/15/27	3,210	3,173,522
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	1,795	1,857,357
Golub Capital BDC, Inc., 2.50%, 08/24/26	535	537,700
Nomura Holdings, Inc., 2.65%, 01/16/25	2,940	3,088,661
Owl Rock Capital Corp., 2.88%, 06/11/28	275	272,936

		25,090,166

Chemicals — 1.2%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	187	189,650
FMC Corp. 3.20%, 10/01/26	2,098	2,265,485
3.45%, 10/01/29	1,082	1,176,295
International Flavors & Fragrances, Inc., 3.20%, 05/01/23(e)	1,590	1,654,586
Methanex Corp., 5.25%, 12/15/29(e)	725	781,188
RPM International, Inc., 3.75%, 03/15/27(e)	1,000	1,095,890
Sherwin-Williams Co. 4.20%, 01/15/22	1,590	1,607,118
3.13%, 06/01/24	265	283,057
3.30%, 02/01/25	800	852,462
3.95%, 01/15/26(e)	400	446,319
3.45%, 06/01/27	4,710	5,194,692
2.95%, 08/15/29	1,330	1,425,182
4.50%, 06/01/47	770	963,122
3.80%, 08/15/49	710	817,217
3.30%, 05/15/50(e)	520	552,344

		19,304,607

Commercial Services & Supplies — 0.1%
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	130	135,096
ASGN, Inc., 4.63%, 05/15/28(a)	1,800	1,885,446
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	205	198,850
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	70,092

		2,289,484

Communications Equipment — 0.1%
Motorola Solutions, Inc. 4.60%, 02/23/28(e)	939	1,094,239
2.30%, 11/15/30	323	317,197

		1,411,436

Construction & Engineering — 0.2%
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23(e)	2,974	3,298,995
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	200	207,000

		3,505,995

Construction Materials — 0.2%
Allegion US Holding Co., Inc., 3.55%, 10/01/27	125	135,846
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	2,450	2,530,115

		2,665,961

Security	Par (000)	Value

Consumer Discretionary — 0.2%
Quanta Services, Inc., 2.90%, 10/01/30	$2,290	$2,374,326
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25(a)	1,350	1,555,875

		3,930,201

Consumer Finance — 1.3%
Block Financial LLC 2.50%, 07/15/28	2,850	2,861,598
3.88%, 08/15/30	100	108,110
Equifax, Inc. 2.60%, 12/15/25	275	289,416
3.10%, 05/15/30(e)	530	569,157
Global Payments, Inc. 4.00%, 06/01/23	1,400	1,486,933
1.20%, 03/01/26	5,500	5,447,472
3.20%, 08/15/29	205	219,424
Mastercard, Inc. 3.65%, 06/01/49	840	978,439
3.85%, 03/26/50(e)	700	845,346
2.95%, 03/15/51	1,690	1,765,687
PayPal Holdings, Inc. 2.85%, 10/01/29	1,520	1,639,265
3.25%, 06/01/50(e)	320	348,087
S&P Global, Inc. 2.95%, 01/22/27	685	739,264
2.30%, 08/15/60	1,778	1,522,921
Visa, Inc. 3.65%, 09/15/47	1,065	1,247,171
2.00%, 08/15/50	235	207,482

		20,275,772

Containers & Packaging — 0.0%
Clearwater Paper Corp., 4.75%, 08/15/28(a)(e)	150	149,438

Diversified Financial Services — 9.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 09/15/23	1,015	1,088,360
Air Lease Corp., 3.38%, 07/01/25	700	751,892
Aircastle Ltd., 4.25%, 06/15/26(e)	1,985	2,155,566
Ally Financial, Inc. 3.05%, 06/05/23	290	302,627
1.45%, 10/02/23(e)	565	573,410
Banco Santander SA 3.50%, 04/11/22	600	614,563
2.75%, 05/28/25	1,600	1,686,077
2.75%, 12/03/30	400	396,247
(1 year CMT + 0.45%), 0.70%, 06/30/24(b)	2,200	2,204,393
Bank of America Corp.(b)
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24	2,565	2,734,953
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30	175	198,447
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40	70	81,664
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38	2,550	3,029,912
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51	1,361	1,626,280
(SOFR + 0.41%), 0.52%, 06/14/24	730	729,847
(SOFR + 0.91%), 0.98%, 09/25/25	950	949,268
(SOFR + 0.96%), 1.73%, 07/22/27	7,050	7,104,223
(SOFR + 1.15%), 1.32%, 06/19/26	2,030	2,034,439
(SOFR + 1.32%), 2.69%, 04/22/32	6,410	6,594,573
(SOFR + 1.65%), 3.48%, 03/13/52(e)	595	649,371
(SOFR + 1.93%), 2.68%, 06/19/41	1,015	985,057
Bank of Nova Scotia, 1.05%, 03/02/26	1,000	989,365
Barclays PLC, (1 year CMT + 1.70%), 3.81%, 03/10/42(b)(e)	233	245,811

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. 4.75%, 05/18/46	$1,080	$1,374,540
4.65%, 07/23/48	160	209,511
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(b)	1,600	1,624,210
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	2,805	2,988,876
(SOFR + 0.69%), 0.78%, 10/30/24(b)(e)	8,880	8,902,153
(SOFR + 0.77%), 1.46%, 06/09/27(b)	3,035	3,021,933
(SOFR + 1.17%), 2.56%, 05/01/32(b)	720	732,925
(SOFR + 1.67%), 1.68%, 05/15/24(b)	800	816,905
(SOFR + 2.11%), 2.57%, 06/03/31(b)(e)	1,100	1,130,824
(SOFR + 2.84%), 3.11%, 04/08/26(b)	1,630	1,744,414
CME Group, Inc., 5.30%, 09/15/43	1,150	1,656,446
Credit Suisse Group AG, 3.80%, 06/09/23	300	317,933
Deutsche Bank AG 0.90%, 05/28/24	1,170	1,164,673
(SOFR + 1.87%), 2.13%, 11/24/26(b)	890	903,089
GE Capital International Funding Co., 4.42%, 11/15/35	810	970,770
Goldman Sachs Group, Inc. 3.75%, 05/22/25(e)	500	546,973
3.75%, 02/25/26(e)	1,900	2,101,955
3.50%, 11/16/26	365	396,902
3.85%, 01/26/27(e)	1,090	1,201,085
2.60%, 02/07/30	6,060	6,288,346
3.80%, 03/15/30	2,010	2,259,028
6.75%, 10/01/37	500	728,086
5.15%, 05/22/45	503	672,581
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)(e)	550	627,273
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	500	586,309
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)(e)	2,120	2,581,175
(SOFR + 0.61%), 0.86%, 02/12/26(b)	1,535	1,523,736
(SOFR + 1.09%), 1.99%, 01/27/32(b)	2,000	1,942,389
(SOFR + 1.28%), 2.62%, 04/22/32(b)	1,520	1,552,782
HSBC Holdings PLC, (SOFR + 0.71%), 0.98%, 05/24/25(b)	1,980	1,978,337
Intercontinental Exchange, Inc. 0.70%, 06/15/23(e)	2,920	2,931,172
4.25%, 09/21/48	1,640	1,930,829
3.00%, 06/15/50	1,120	1,100,627
JPMorgan Chase & Co. 3.38%, 05/01/23	2,900	3,052,697
3.63%, 05/13/24	400	433,702
3.13%, 01/23/25	800	858,488
3.30%, 04/01/26	600	656,273
4.95%, 06/01/45	340	450,032
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	600	637,398
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	7,055	8,278,934
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	660	781,960
(SOFR + 0.58%), 0.97%, 06/23/25(b)	1,610	1,611,903
(SOFR + 0.89%), 1.58%, 04/22/27(b)	816	820,228
(SOFR + 1.25%), 2.58%, 04/22/32(b)	565	579,882
(SOFR + 1.51%), 2.74%, 10/15/30(b)	610	638,430
Kimberly-Clark Corp., 2.88%, 02/07/50(e)	490	504,251
Lloyds Banking Group PLC, (1 year CMT + 0.55%), 0.70%, 05/11/24(b)	1,590	1,594,274
Mizuho Financial Group, Inc., (SOFR + 1.25%), 1.24%, 07/10/24(b)	2,845	2,884,206

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley 3.88%, 01/27/26(e)	$200	$223,599
6.38%, 07/24/42	460	705,633
4.30%, 01/27/45	1,380	1,705,490
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,840	2,160,868
(SOFR + 0.88%), 1.59%, 05/04/27(b)	2,110	2,124,929
(SOFR + 1.03%), 1.79%, 02/13/32(b)	2,505	2,406,834
(SOFR + 1.43%), 2.80%, 01/25/52(b)	1,060	1,039,222
(SOFR + 1.99%), 2.19%, 04/28/26(b)(e)	2,400	2,491,924
(SOFR + 4.84%), 5.60%, 03/24/51(b)	2,020	3,006,414
Series I, (SOFR + 0.75%), 0.86%, 10/21/25(b)	3,410	3,408,728
Nasdaq, Inc. 3.85%, 06/30/26	32	35,605
3.25%, 04/28/50	195	195,511
Natwest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(b)	290	298,802
ORIX Corp., 2.90%, 07/18/22	405	415,526
Sumitomo Mitsui Financial Group, Inc. 2.35%, 01/15/25	1,325	1,383,948
1.47%, 07/08/25	6,129	6,189,221

		147,810,044

Diversified Telecommunication Services — 1.6%
AT&T, Inc. 0.90%, 03/25/24(e)	2,470	2,475,385
4.45%, 04/01/24	1,202	1,312,518
1.70%, 03/25/26(e)	3,620	3,658,252
4.85%, 03/01/39	1,185	1,439,387
3.10%, 02/01/43	1,445	1,415,884
4.80%, 06/15/44	195	233,688
3.30%, 02/01/52	305	296,736
3.80%, 12/01/57(a)	238	247,968
3.50%, 02/01/61(e)	75	73,987
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,445	3,663,680
Switch Ltd., 3.75%, 09/15/28(a)(e)	865	875,812
Verizon Communications, Inc. 3.38%, 02/15/25	1,000	1,086,354
1.68%, 10/30/30	2,797	2,670,724
4.50%, 08/10/33	2,600	3,106,917
4.13%, 08/15/46	430	507,801
4.86%, 08/21/46	875	1,132,065
2.88%, 11/20/50	170	161,486
3.55%, 03/22/51	285	304,485
3.00%, 11/20/60	280	261,349

		24,924,478

Education — 0.1%
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50(e)	5	4,807
Series 2020, 2.82%, 06/01/70	30	30,100
Georgetown University, Series 20A, 2.94%, 04/01/50	27	27,159
Northwestern University, Series 2020, 2.64%, 12/01/50(e)	266	269,157
President and Fellows of Harvard College, 2.52%, 10/15/50	54	54,026
University of Chicago (The)
Series 20B, 2.76%, 04/01/45	148	150,119
Series C, 2.55%, 04/01/50(e)	157	151,928

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
University of Southern California, 2.95%, 10/01/51	$190	$196,405
Yale University, Series 2020, 2.40%, 04/15/50	272	263,938

		1,147,639

Electric Utilities — 3.0%
AEP Texas, Inc., Series I, 2.10%, 07/01/30	2,180	2,137,366
AEP Transmission Co. LLC, 3.15%, 09/15/49	30	31,246
Alabama Power Co., 3.45%, 10/01/49	370	401,594
Ameren Corp., 2.50%, 09/15/24	65	68,351
Ameren Illinois Co., 3.25%, 03/15/50	130	140,526
Appalachian Power Co., Series X, 3.30%, 06/01/27	1,190	1,288,887
Arizona Public Service Co. 3.15%, 05/15/25	400	429,500
2.95%, 09/15/27	800	866,477
3.50%, 12/01/49	240	262,565
3.35%, 05/15/50	120	128,471
Atlantic City Electric Co., 2.30%, 03/15/31	570	576,620
Avangrid, Inc., 3.80%, 06/01/29	600	676,768
Baltimore Gas & Electric Co. 4.25%, 09/15/48	225	276,675
2.90%, 06/15/50	170	169,247
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	500	623,442
CenterPoint Energy, Inc., 4.25%, 11/01/28	730	839,242
Commonwealth Edison Co. 3.70%, 08/15/28(e)	1,200	1,363,201
2.20%, 03/01/30(e)	500	507,449
4.00%, 03/01/49(e)	90	107,875
3.13%, 03/15/51	70	73,070
Consolidated Edison Co. of New York, Inc.
Series 06-A, 5.85%, 03/15/36	1,000	1,337,076
Series A, 4.13%, 05/15/49	50	58,276
Series B, 3.13%, 11/15/27	800	867,850
Dominion Energy, Inc., 3.90%, 10/01/25	500	552,879
DTE Electric Co., 3.65%, 03/15/24	1,090	1,169,146
DTE Energy Co., Series D, 3.70%, 08/01/23(e)	835	888,478
Duke Energy Corp. 2.65%, 09/01/26	300	316,577
4.20%, 06/15/49	700	790,337
Duke Energy Florida LLC 3.80%, 07/15/28(e)	1,365	1,546,852
1.75%, 06/15/30	780	763,459
Duke Energy Ohio, Inc. 2.13%, 06/01/30	350	351,414
4.30%, 02/01/49(e)	100	123,511
Entergy Corp., 0.90%, 09/15/25	285	281,193
Entergy Texas, Inc., 3.55%, 09/30/49	520	552,499
Evergy Kansas Central, Inc. 2.55%, 07/01/26	800	844,590
3.45%, 04/15/50(e)	130	142,423
Evergy Metro, Inc., 3.65%, 08/15/25	300	329,342
Evergy, Inc., 2.90%, 09/15/29(e)	50	52,986
Eversource Energy, Series M, 3.30%, 01/15/28	1,000	1,095,275
Florida Power & Light Co. 4.05%, 10/01/44	500	609,054
3.15%, 10/01/49	40	43,467
Georgia Power Co. 3.25%, 04/01/26	800	864,498
3.25%, 03/15/51	210	211,661
Interstate Power and Light Co., 2.30%, 06/01/30(e)	530	536,928

Security	Par (000)	Value

Electric Utilities (continued)
Kentucky Utilities Co., 3.30%, 06/01/50	$320	$338,319
MidAmerican Energy Co. 3.10%, 05/01/27(e)	800	873,954
3.15%, 04/15/50	490	523,358
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	680	758,491
Nevada Power Co., Series DD, 2.40%, 05/01/30	440	452,504
NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/27(e)	245	270,505
2.25%, 06/01/30	1,070	1,078,350
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(a)	1,300	1,406,795
Northern States Power Co., 2.60%, 06/01/51	305	289,692
NSTAR Electric Co., 3.10%, 06/01/51	110	113,771
Oglethorpe Power Corp., 5.05%, 10/01/48(e)	130	163,436
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49	320	380,266
Pacific Gas and Electric Co. 1.75%, 06/16/22	500	499,724
2.10%, 08/01/27	65	63,127
3.00%, 06/15/28	100	100,450
4.50%, 07/01/40	190	190,092
3.30%, 08/01/40	90	81,277
4.95%, 07/01/50	400	411,427
3.50%, 08/01/50	340	303,029
PacifiCorp., 4.13%, 01/15/49	280	334,843
PECO Energy Co. 2.80%, 06/15/50(e)	355	354,000
3.05%, 03/15/51	70	73,123
PPL Electric Utilities Corp. 2.50%, 09/01/22(e)	400	407,220
3.00%, 10/01/49	275	283,762
Public Service Co. of Colorado 3.70%, 06/15/28	1,300	1,466,065
4.05%, 09/15/49(e)	20	24,534
Public Service Electric & Gas Co. 2.25%, 09/15/26	400	420,114
3.00%, 05/15/27(e)	500	540,352
3.70%, 05/01/28	800	906,179
2.05%, 08/01/50	105	90,536
Puget Sound Energy, Inc., 3.25%, 09/15/49	390	414,585
San Diego Gas & Electric Co., 2.50%, 05/15/26	400	421,713
Sempra Energy, 3.75%, 11/15/25	200	219,339
Southern California Edison Co. 3.65%, 02/01/50	100	100,008
Series B, 4.88%, 03/01/49	260	307,627
Series C, 4.13%, 03/01/48	370	394,303
Southern Co., 3.25%, 07/01/26	1,900	2,062,002
Tampa Electric Co., 3.45%, 03/15/51	35	38,342
Tucson Electric Power Co., 1.50%, 08/01/30	190	180,522
Union Electric Co., 4.00%, 04/01/48	230	273,603
Virginia Electric & Power Co. 3.30%, 12/01/49	610	657,663
Series A, 3.80%, 04/01/28	1,750	1,975,500
Wisconsin Electric Power Co., 3.10%, 06/01/25(e)	800	859,805
Wisconsin Power & Light Co., 3.05%, 10/15/27	390	421,721
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	91,076

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Xcel Energy, Inc. 4.00%, 06/15/28	$900	$1,024,343
3.50%, 12/01/49	50	53,958

		47,993,748

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.05%, 03/01/25	300	311,971
Keysight Technologies, Inc., 4.60%, 04/06/27	1,225	1,423,372
Xerox Holdings Corp., 5.50%, 08/15/28(a)	700	727,293

		2,462,636

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47	850	970,964
Halliburton Co., 5.00%, 11/15/45	140	170,570

		1,141,534

Environmental, Maintenance, & Security Service — 0.1%
Waste Connections, Inc., 2.60%, 02/01/30(e)	305	315,135
Waste Management, Inc., 2.40%, 05/15/23	1,000	1,034,227

		1,349,362

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Homes 4 Rent 2.38%, 07/15/31	205	201,952
3.38%, 07/15/51	135	132,249
American Tower Corp. 3.38%, 10/15/26	110	119,827
3.70%, 10/15/49	190	206,214
Brixmor Operating Partnership LP, 4.05%, 07/01/30	130	145,451
Camden Property Trust, 2.80%, 05/15/30(e)	240	254,320
Crown Castle International Corp., 3.70%, 06/15/26(e)	1,000	1,099,661
Equinix, Inc., 2.63%, 11/18/24(e)	900	946,963
Essex Portfolio LP, 1.70%, 03/01/28	1,255	1,232,348
Federal Realty Investment Trust, 3.50%, 06/01/30(e)	210	230,597
Iron Mountain, Inc., 4.50%, 02/15/31(a)	350	354,375
Life Storage LP, 2.20%, 10/15/30	735	725,883
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,400	1,523,009
Public Storage 3.09%, 09/15/27	2,500	2,737,929
1.85%, 05/01/28(e)	2,945	2,967,700
3.39%, 05/01/29	1,640	1,818,008
Service Properties Trust, 4.65%, 03/15/24	800	814,560
Simon Property Group LP, 3.50%, 09/01/25(e)	1,065	1,165,579
Weyerhaeuser Co., 4.00%, 04/15/30	250	284,473

		16,961,098

Food & Staples Retailing — 0.5%
Costco Wholesale Corp., 1.75%, 04/20/32	3,135	3,087,392
General Mills, Inc., 2.88%, 04/15/30(e)	840	889,824
Kellogg Co., 2.65%, 12/01/23	918	964,361
Kraft Heinz Foods Co. 4.25%, 03/01/31	1,200	1,363,187
4.88%, 10/01/49	925	1,122,905

		7,427,669

Food Products — 0.0%
Hershey Co., 2.65%, 06/01/50	105	103,869

Security	Par (000)	Value

Health Care Equipment & Supplies — 0.5%
Baxter International, Inc., 2.60%, 08/15/26	$1,702	$1,811,567
DH Europe Finance II Sarl, 3.40%, 11/15/49	855	940,016
Thermo Fisher Scientific, Inc. 4.13%, 03/25/25	275	304,897
2.95%, 09/19/26(e)	400	431,344
4.50%, 03/25/30	120	142,886
4.10%, 08/15/47(e)	2,755	3,354,756
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/30	310	339,299

		7,324,765

Health Care Providers & Services — 1.6%
AmerisourceBergen Corp. 3.45%, 12/15/27	1,427	1,557,292
2.80%, 05/15/30(e)	1,855	1,933,358
2.70%, 03/15/31	1,907	1,956,003
Anthem, Inc., 3.35%, 12/01/24(e)	1,395	1,504,904
Banner Health, Series 2020, 3.18%, 01/01/50	119	125,894
Baylor Scott & White Holdings, 2.84%, 11/15/50	92	92,254
CommonSpirit Health, 3.91%, 10/01/50	339	372,604
DaVita, Inc., 3.75%, 02/15/31(a)	285	273,600
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	57,194
HCA, Inc. 5.50%, 06/15/47	2,949	3,840,842
5.25%, 06/15/49(e)	1,110	1,414,908
3.50%, 07/15/51	2,675	2,673,781
Humana, Inc. 3.85%, 10/01/24	1,000	1,084,665
4.95%, 10/01/44	100	129,222
Kaiser Foundation Hospitals 2.81%, 06/01/41	57	58,137
3.00%, 06/01/51	161	166,161
McKesson Corp., 0.90%, 12/03/25(e)	1,465	1,443,489
Memorial Sloan-Kettering Cancer Center,
Series 2020, 2.96%, 01/01/50	46	46,722
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	87	84,156
Molina Healthcare, Inc., 3.88%, 11/15/30(a)	800	833,000
Sutter Health, Series 20A, 3.36%, 08/15/50	54	57,308
UnitedHealth Group, Inc. 2.38%, 08/15/24	1,035	1,088,752
3.10%, 03/15/26	150	163,596
2.30%, 05/15/31	845	865,352
4.75%, 07/15/45	800	1,047,959
2.90%, 05/15/50	410	414,129
3.25%, 05/15/51	135	144,014
3.13%, 05/15/60	730	753,048
Universal Health Services, Inc., 2.65%, 10/15/30(a)	1,630	1,639,014

		25,821,358

Health Care Technology — 0.1%
Laboratory Corp. of America Holdings, 2.70%, 06/01/31(e)	1,695	1,727,187

Hotels, Restaurants & Leisure — 0.3%
Choice Hotels International, Inc., 3.70%, 12/01/29	1,065	1,152,873
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	380	437,384
Las Vegas Sands Corp., 3.50%, 08/18/26	95	101,008
McDonald’s Corp. 1.45%, 09/01/25(e)	375	382,419
3.70%, 01/30/26(e)	1,000	1,111,243

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued) 3.50%, 03/01/27	$278	$306,890
3.80%, 04/01/28(e)	290	328,123
6.30%, 10/15/37	160	228,932
Starbucks Corp., 3.55%, 08/15/29	540	603,402

		4,652,274

Household Durables — 0.3%
NVR, Inc., 3.00%, 05/15/30(e)	4,825	5,115,544

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 3.63%, 02/15/31(a)	1,250	1,228,375

Insurance — 1.5%
Aflac, Inc., 4.75%, 01/15/49	2,220	2,928,286
Aon PLC, 3.88%, 12/15/25	3,400	3,775,279
Athene Holding Ltd., 3.95%, 05/25/51	240	256,772
Berkshire Hathaway, Inc., 3.13%, 03/15/26	355	388,064
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31(a)	2,245	2,339,628
Fidelity National Financial, Inc., 5.50%, 09/01/22	120	126,695
Marsh & McLennan Cos., Inc. 4.75%, 03/15/39	111	141,734
4.20%, 03/01/48	1,715	2,123,397
4.90%, 03/15/49	5,185	7,076,909
MetLife, Inc., 4.05%, 03/01/45	630	750,514
Progressive Corp., 4.13%, 04/15/47	2,320	2,842,277
Willis North America, Inc., 2.95%, 09/15/29(e)	940	987,014

		23,736,569

Interactive Media & Services — 0.3%
Alphabet, Inc. 2.00%, 08/15/26(e)	800	836,915
2.25%, 08/15/60	335	295,436
Baidu, Inc, 1.72%, 04/09/26	2,035	2,051,890
eBay, Inc., 2.70%, 03/11/30	1,010	1,050,677

		4,234,918

Internet & Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd. 4.50%, 11/28/34(e)	300	350,067
4.00%, 12/06/37	1,470	1,651,854
4.20%, 12/06/47	1,480	1,701,353
Amazon.com, Inc. 2.10%, 05/12/31	1,310	1,332,026
2.88%, 05/12/41	490	505,561
3.10%, 05/12/51	620	651,268
3.25%, 05/12/61	510	537,463

		6,729,592

Internet Software & Services — 0.1%
Booking Holdings, Inc., 4.63%, 04/13/30(e)	315	375,882
Expedia Group, Inc., 2.95%, 03/15/31(e)	440	445,858
VeriSign, Inc., 2.70%, 06/15/31	630	640,036

		1,461,776

IT Services — 0.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	140	142,800
Citrix Systems, Inc., 1.25%, 03/01/26	2,715	2,680,910
Gartner, Inc., 4.50%, 07/01/28(a)	4,100	4,330,092
International Business Machines Corp., 4.25%, 05/15/49(e)	330	407,492

Security	Par (000)	Value

IT Services (continued)
j2 Global, Inc., 4.63%, 10/15/30(a)	$1,250	$1,294,125
Verisk Analytics, Inc. 4.00%, 06/15/25	1,400	1,548,831
4.13%, 03/15/29	2,436	2,763,068

		13,167,318

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.30%, 03/12/31	2,495	2,494,833

Machinery — 0.3%
Caterpillar, Inc., 1.90%, 03/12/31(e)	2,050	2,051,828
Deere & Co., 2.75%, 04/15/25	215	229,375
Otis Worldwide Corp. 3.11%, 02/15/40	70	72,350
3.36%, 02/15/50(e)	70	73,676
Terex Corp., 5.00%, 05/15/29(a)	2,500	2,606,250

		5,033,479

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 07/23/22	200	207,058
4.91%, 07/23/25	1,350	1,529,430
5.38%, 04/01/38	340	417,784
3.70%, 04/01/51	410	405,517
4.40%, 12/01/61	505	542,615
Comcast Corp. 3.38%, 02/15/25	1,590	1,724,901
2.35%, 01/15/27	400	419,554
4.60%, 10/15/38	900	1,115,462
3.25%, 11/01/39	255	271,227
2.65%, 08/15/62	1,440	1,315,716
Fox Corp., 4.03%, 01/25/24	1,040	1,126,645
TEGNA, Inc. 4.75%, 03/15/26(a)	480	511,200
5.00%, 09/15/29	2,450	2,563,876
Thomson Reuters Corp. 3.85%, 09/29/24	800	867,367
3.35%, 05/15/26	800	870,644
Time Warner Cable LLC, 4.50%, 09/15/42	500	555,773
WMG Acquisition Corp., 3.00%, 02/15/31(a)(e)	1,030	975,884

		15,420,653

Metals & Mining — 0.8%
ArcelorMittal SA, 4.25%, 07/16/29	160	176,977
Freeport-McMoRan, Inc., 5.45%, 03/15/43	400	488,928
Newmont Corp., 2.25%, 10/01/30	695	693,102
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	4,455	4,389,057
Southern Copper Corp. 3.88%, 04/23/25	922	1,000,831
6.75%, 04/16/40	215	306,012
Vale Overseas Ltd. 3.75%, 07/08/30	2,662	2,831,037
6.88%, 11/21/36	395	539,456
6.88%, 11/10/39(e)	757	1,049,391
Vale SA, 5.63%, 09/11/42(e)	1,070	1,334,357

		12,809,148

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities — 0.3%
Atmos Energy Corp. 3.00%, 06/15/27	$400	$431,259
1.50%, 01/15/31(e)	760	720,906
National Fuel Gas Co., 2.95%, 03/01/31	335	336,943
NiSource, Inc. 3.60%, 05/01/30	60	66,432
1.70%, 02/15/31	610	576,407
3.95%, 03/30/48	310	353,326
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	500	550,435
Southern California Gas Co.
Series TT, 2.60%, 06/15/26	800	848,777
Series XX, 2.55%, 02/01/30	730	754,024
Southwest Gas Corp. 3.70%, 04/01/28	230	255,819
2.20%, 06/15/30	85	84,603
Washington Gas Light Co., 3.65%, 09/15/49	30	33,623

		5,012,554

Oil, Gas & Consumable Fuels — 2.2%
Apache Corp., 4.88%, 11/15/27	825	893,467
Cenovus Energy, Inc., 5.38%, 07/15/25	1,150	1,315,638
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27	2,900	3,372,081
3.70%, 11/15/29	1,636	1,786,973
Cheniere Energy, Inc., 4.63%, 10/15/28(a)	1,250	1,318,750
Chevron Corp. 1.55%, 05/11/25	550	563,583
2.24%, 05/11/30(e)	165	170,030
2.98%, 05/11/40	70	73,302
3.08%, 05/11/50	60	62,058
Chevron USA, Inc., 5.25%, 11/15/43	370	502,952
CNOOC Finance USA LLC, Series 2015, 3.50%, 05/05/25(e)	600	640,988
CNX Resources Corp., 7.25%, 03/14/27(a)	750	803,674
Continental Resources, Inc., 4.38%, 01/15/28(e)	1,200	1,327,500
Diamondback Energy, Inc., 4.40%, 03/24/51	185	208,291
Enbridge, Inc. 2.50%, 08/01/33	150	150,014
3.40%, 08/01/51	195	195,406
Energy Transfer LP, 5.00%, 05/15/50	450	520,116
Equinor ASA 3.25%, 11/10/24	400	432,882
3.25%, 11/18/49	500	530,791
Exxon Mobil Corp. 2.99%, 03/19/25	2,170	2,327,515
3.45%, 04/15/51	835	908,784
MPLX LP 4.88%, 12/01/24	209	233,882
4.50%, 04/15/38	125	143,432
5.20%, 03/01/47	70	86,185
4.70%, 04/15/48	805	935,169
5.50%, 02/15/49	685	886,622
4.90%, 04/15/58	340	406,791
Occidental Petroleum Corp. 8.50%, 07/15/27	630	793,296
8.88%, 07/15/30	975	1,303,955
ONEOK Partners LP 3.38%, 10/01/22	1,000	1,027,357
4.90%, 03/15/25	2,000	2,237,685
6.13%, 02/01/41	75	96,660

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. 2.75%, 09/01/24	$1,475	$1,552,801
6.35%, 01/15/31	376	486,229
7.15%, 01/15/51	80	117,606
Pioneer Natural Resources Co., 2.15%, 01/15/31(e)	700	685,907
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	750	773,475
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	509	574,829
Southwestern Energy Co., 8.38%, 09/15/28(e)	140	158,200
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 03/01/30	1,100	1,209,626
TransCanada PipeLines Ltd., 3.75%, 10/16/23	800	851,451
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/50(e)	95	106,153
Western Midstream Operating LP, 5.30%, 02/01/30	1,150	1,288,006
Williams Cos., Inc., 5.10%, 09/15/45	601	746,853

		34,806,965

Personal Products — 0.0%
Unilever Capital Corp., 2.00%, 07/28/26	800	833,833

Pharmaceuticals — 1.5%
AbbVie, Inc. 2.60%, 11/21/24	3,520	3,711,653
3.20%, 11/21/29	1,045	1,134,916
4.05%, 11/21/39	890	1,033,669
4.25%, 11/21/49(e)	320	383,525
AstraZeneca PLC 3.50%, 08/17/23	1,200	1,274,570
3.13%, 06/12/27	1,490	1,618,492
Bristol-Myers Squibb Co., 3.45%, 11/15/27	557	621,267
Cigna Corp., 3.75%, 07/15/23	444	472,824
CVS Health Corp. 3.00%, 08/15/26	75	80,894
4.78%, 03/25/38	850	1,045,709
Eli Lilly & Co., 2.75%, 06/01/25	378	404,261
Johnson & Johnson 3.70%, 03/01/46(e)	1,329	1,580,656
2.25%, 09/01/50	320	299,137
2.45%, 09/01/60	250	236,024
Merck & Co., Inc. 2.75%, 02/10/25	800	852,402
0.75%, 02/24/26(e)	5,085	5,055,784
4.00%, 03/07/49	330	403,746
Novartis Capital Corp., 2.75%, 08/14/50(e)	561	564,089
Pfizer, Inc., 7.20%, 03/15/39(e)	80	131,123
Viatris, Inc., 1.65%, 06/22/25(a)(e)	180	182,065
Zoetis, Inc. 3.00%, 09/12/27(e)	1,800	1,938,868
3.90%, 08/20/28	5	5,685
3.00%, 05/15/50(e)	1,130	1,165,792

		24,197,151

Producer Durables: Miscellaneous — 0.6%
Oracle Corp. 2.50%, 04/01/25	4,025	4,228,011
2.95%, 05/15/25	800	855,062
2.88%, 03/25/31(e)	3,580	3,723,480
3.95%, 03/25/51	1,100	1,200,638
salesforce.com, Inc.(f) 1.50%, 07/15/28	125	124,633
1.95%, 07/15/31	80	80,011
2.70%, 07/15/41	75	75,310

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Producer Durables: Miscellaneous (continued)
salesforce.com, Inc.(f) (continued) 2.90%, 07/15/51	$50	$50,487
3.05%, 07/15/61	25	25,331

		10,362,963

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC(e) 3.00%, 04/01/25	800	861,353
3.05%, 02/15/51	990	1,030,469
CSX Corp., 2.60%, 11/01/26	800	851,207
Union Pacific Corp. 2.75%, 04/15/23(e)	1,590	1,648,132
3.25%, 08/15/25	400	433,258

		4,824,419

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc., 2.95%, 04/01/25	225	240,737
Broadcom, Inc. 3.15%, 11/15/25	198	212,213
3.50%, 02/15/41(a)	130	132,994
3.75%, 02/15/51(a)(e)	1,315	1,372,740
Flex Ltd., 3.75%, 02/01/26	230	249,521
Intel Corp., 3.40%, 03/25/25(e)	4,490	4,905,220
Jabil, Inc., 1.70%, 04/15/26	1,055	1,062,815
Maxim Integrated Products, Inc., 3.38%, 03/15/23(e)	1,000	1,042,029
Micron Technology, Inc. 2.50%, 04/24/23	940	971,603
4.19%, 02/15/27	280	315,834
4.66%, 02/15/30	1,025	1,191,409
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)(e)	190	199,833
ON Semiconductor Corp., 3.88%, 09/01/28(a)	1,500	1,545,210
Qorvo, Inc., 3.38%, 04/01/31(a)	250	260,555
Sensata Technologies, Inc., 4.38%, 02/15/30(a)	800	843,073
Texas Instruments, Inc., 1.75%, 05/04/30	730	726,336

		15,272,122

Software — 1.0%
Activision Blizzard, Inc. 1.35%, 09/15/30(e)	365	341,288
2.50%, 09/15/50	445	399,448
Electronic Arts, Inc. 1.85%, 02/15/31	1,310	1,266,118
2.95%, 02/15/51	565	552,527
Intuit, Inc. 0.95%, 07/15/25(e)	405	405,825
1.35%, 07/15/27	1,410	1,406,002
1.65%, 07/15/30	1,415	1,388,659
Roper Technologies, Inc. 3.65%, 09/15/23	800	854,409
3.80%, 12/15/26	1,000	1,117,258
ServiceNow, Inc., 1.40%, 09/01/30	5,622	5,274,668
VMware, Inc., 2.95%, 08/21/22	3,800	3,898,445

		16,904,647

Specialty Retail — 0.1%
QVC, Inc., 4.38%, 09/01/28	1,700	1,734,000

Technology Hardware, Storage & Peripherals — 1.6%
Adobe, Inc. 1.90%, 02/01/25	745	774,210
2.15%, 02/01/27	2,090	2,187,758
Apple, Inc., 3.00%, 06/20/27(e)	925	1,017,006

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp. 5.85%, 07/15/25	$230	$269,839
8.10%, 07/15/36	235	358,169
8.35%, 07/15/46	2,710	4,432,485
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	3,690	3,990,539
HP, Inc. 2.20%, 06/17/25	1,030	1,069,069
1.45%, 06/17/26(a)	2,410	2,392,121
3.00%, 06/17/27	1,250	1,338,616
3.40%, 06/17/30(e)	365	390,927
2.65%, 06/17/31(a)	6,310	6,298,810
6.00%, 09/15/41	494	649,622
NetApp, Inc., 2.38%, 06/22/27	165	173,005

		25,342,176

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc. 2.40%, 03/27/25	245	259,192
3.25%, 03/27/40	2,075	2,278,145
VF Corp., 2.05%, 04/23/22	3,525	3,572,773

		6,110,110

Tobacco — 1.1%
Altria Group, Inc. 4.80%, 02/14/29	2,415	2,799,906
2.45%, 02/04/32	3,380	3,268,736
5.80%, 02/14/39	1,127	1,392,235
4.45%, 05/06/50	215	229,168
3.70%, 02/04/51	430	407,916
4.00%, 02/04/61	365	350,183
BAT Capital Corp. 4.39%, 08/15/37	510	549,924
3.73%, 09/25/40	125	122,139
Philip Morris International, Inc. 0.88%, 05/01/26	2,670	2,635,671
2.10%, 05/01/30	1,220	1,213,977
6.38%, 05/16/38	2,010	2,872,414
4.25%, 11/10/44(e)	1,220	1,421,335
Reynolds American, Inc., 5.85%, 08/15/45	420	514,271

		17,777,875

Transportation Infrastructure — 0.2%
United Parcel Service, Inc., 5.30%, 04/01/50	1,775	2,598,682

Utilities — 0.2%
American Water Capital Corp. 2.80%, 05/01/30	270	285,774
2.30%, 06/01/31	1,335	1,356,835
Essential Utilities, Inc. 3.57%, 05/01/29(e)	630	697,309
2.70%, 04/15/30	380	394,268
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)	1,250	1,283,287

		4,017,473

Wireless Telecommunication Services — 0.7%
American Tower Corp., 1.30%, 09/15/25	680	681,524
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,344,389
Crown Castle International Corp. 3.20%, 09/01/24	625	667,518
1.35%, 07/15/25(e)	2,205	2,220,008
2.50%, 07/15/31	450	453,203
GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/28	1,145	1,362,388

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
GLP Capital LP/GLP Financing II, Inc. (continued) 5.30%, 01/15/29	$2,545	$2,964,925
4.00%, 01/15/31	1,258	1,355,470
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)	104	104,323
T-Mobile USA, Inc., 3.50%, 04/15/25	25	27,096
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	155	155,388
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(a)	500	513,410

		11,849,642

Total Corporate Bonds — 46.5% (Cost: $717,481,680)		745,078,353

Foreign Agency Obligations

Indonesia — 0.0%
Indonesia Government International Bond, 4.75%, 07/18/47(a)	500	595,250

Israel — 0.0%
State of Israel, 3.38%, 01/15/50	390	417,739

Mexico — 0.2%
Mexico Government International Bond 4.15%, 03/28/27(e)	1,145	1,294,637
6.05%, 01/11/40(e)	100	125,456
4.50%, 01/31/50	340	361,101
3.77%, 05/24/61	735	683,688

		2,464,882

Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60(e)	830	846,237

Peru — 0.1%
Peruvian Government International Bond, 3.55%, 03/10/51(e)	900	933,750

Philippines — 0.0%
Philippine Government International Bond, 2.65%, 12/10/45	200	184,788

Uruguay — 0.1%
Uruguay Government International Bond 5.10%, 06/18/50	1,000	1,309,250
4.98%, 04/20/55(e)	50	64,556

		1,373,806

Total Foreign Agency Obligations — 0.4% (Cost: $6,307,921)		6,816,452

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	250	404,872
Series S-1, 6.92%, 04/01/40	50	75,787
California State University, Refunding RB, Series B, 2.98%, 11/01/51	595	604,175

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical
Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	$120	$123,774
Series N, 3.71%, 05/15/20	85	92,709
State of California, GO, BAB 7.55%, 04/01/39	525	890,904
7.60%, 11/01/40(e)	300	522,042
State of California, Refunding GO, 3.50%, 04/01/28	500	563,150
University of California, RB, Series AD, 4.86%, 05/15/12	115	163,261
University of California, Refunding RB, Series J, 4.13%, 05/15/45	150	177,413

		3,618,087

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	200	207,054

Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	120,811

Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49	310	404,386
State of Illinois, GO, 5.10%, 06/01/33	255	299,984

		704,370

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40(e)	115	119,349
Series D, 3.20%, 07/01/50	80	81,869

		201,218

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49(e)	295	310,520

New Jersey — 0.1%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	550	880,165

New York — 0.2%
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	355	516,220
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37	110	147,216
New York City Water & Sewer System, Refunding RB, 5.88%, 06/15/44(e)	250	388,212
New York State Dormitory Authority, Refunding RB, Series B, 3.14%, 07/01/43(e)	255	264,988
Port Authority of New York & New Jersey, ARB, Consolidated, 192nd Series, 4.81%, 10/15/65(e)	50	69,034
Port Authority of New York & New Jersey, RB, 191th Series, 4.82%, 06/01/45	200	221,458
Port Authority of New York & New Jersey, Refunding ARB, 210th Series, 4.03%, 09/01/48	500	595,395

		2,202,523

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB,
Series D, 2.84%, 09/01/50	$80	$81,928

Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	405	389,355
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	400	414,588
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	690	849,073
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	465	458,490

		2,111,506

Total Municipal Bonds — 0.7% (Cost: $9,713,714)		10,438,182

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 6.2%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 1.71%, 10/25/34(b)	25	25,136
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	2	2,439
Citigroup Mortgage Loan Trust(a)(b)
Series 2013-A, Class A, 3.00%, 05/25/42	7	7,296
Series 2014-A, Class A, 4.00%, 01/25/35	50	52,363
Connecticut Avenue Securities Trust(a)(b)
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.49%, 04/25/31	4,757	4,782,910
Series 2019-R01, Class 2ED2, (1 mo. LIBOR US + 1.15%), 1.24%, 07/25/31	1,849	1,849,478
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.54%, 07/25/31	3,842	3,863,071
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.39%, 08/25/31	8,079	8,134,275
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.24%, 09/25/31	3,083	3,105,106
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.19%, 06/25/39	3,725	3,739,875
Series 2019-R05, Class 1J1, 2.09%, 07/25/39	2,184	2,148,987
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.09%, 07/25/39	4,501	4,519,336
Series 2019-R06, Class 2ED2, (1 mo. LIBOR US + 1.00%), 1.09%, 09/25/39	976	961,487
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.19%, 09/25/39	4,469	4,490,617
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 2.19%, 10/25/39	2,402	2,411,946
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	7	5,915
Fannie Mae, Series 2017-C03, Class 1ED1, (1 mo. LIBOR US + 0.70%), 0.79%, 10/25/29(b)	6,411	6,399,821
Fannie Mae Connecticut Avenue Securities(b)
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.20%), 2.29%, 01/25/30	6,683	6,789,521

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities(b) (continued)
Series 2018-C01, Class 1EA1, (1 mo. LIBOR US + 0.45%), 0.54%, 07/25/30	$856	$835,862
Freddie Mac(b)
Series 2017-HQA3, Class M2, (1 mo. LIBOR US + 2.35%), 2.44%, 04/25/30	5,503	5,626,536
Series 2020-HQA3, Class M2, (1 mo. LIBOR US + 3.60%), 3.69%, 07/25/50(a)	5,299	5,365,142
Series 2021-DNA3, Class M1, (30 day SOFR + 0.75%), 0.77%, 10/25/33(a)	705	706,128
Series 2021-DNA3, Class M2, (30 day SOFR + 2.10%), 2.12%, 10/25/33(a)	670	684,343
Series 2021-HQA2, Class M1, (30 day SOFR + 0.70%), 0.72%, 12/25/33(a)	3,180	3,191,444
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-DNA3, Class M2, (1 mo. LIBOR US + 3.00%), 3.09%, 06/25/50	6,337	6,374,396
Series 2020-DNA5, Class M1, (30 day SOFR + 1.30%), 1.32%, 10/25/50	56	56,258
Series 2020-DNA6, Class M1, (30 day SOFR + 0.90%), 0.92%, 12/25/50	3,433	3,434,290
Freddie Mac Structured Agency Credit Risk Debt Notes(b) (30 day SOFR + 0.80%), 0.82%, 08/25/33(a)	5,770	5,787,390
Series 2016-DNA1, Class M3, (1 mo. LIBOR US + 5.55%), 5.64%, 07/25/28	1,712	1,793,666
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.25%), 3.34%, 07/25/29	980	1,014,719
Series 2017-DNA2, Class M1, (1 mo. LIBOR US + 1.20%), 1.29%, 10/25/29	215	214,943
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 3.54%, 10/25/29	1,370	1,431,267
Series 2017-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.84%, 03/25/30	197	196,704
Series 2020-HQA5, Class M1, (30 day SOFR + 1.10%), 1.12%, 11/25/50(a)	1,304	1,304,399
STACR Trust(a)(b)
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.84%, 09/25/48	17	17,006
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 1.74%, 04/25/43	4,866	4,871,921
Series 2018-HRP1, Class M2B, (1 mo. LIBOR US + 1.65%), 1.74%, 04/25/43	1,685	1,683,247
Series 2018-HRP2, Class M2, (1 mo. LIBOR US + 1.25%), 1.34%, 02/25/47	1,592	1,591,537

		99,470,777

Commercial Mortgage-Backed Securities — 4.3%
Bank
Series 2019-BN23, Class A3, 2.92%, 12/15/52	2,230	2,391,459
Series 2020-BN28, Class A4, 1.84%, 03/15/63	2,100	2,072,918
Series 2020-BN29, Class A4, 2.00%, 11/15/53	1,740	1,736,238
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52	1,400	1,500,992
BBCMS Mortgage Trust, Series 2020-C8, Class A5, 2.04%, 10/15/53	2,970	2,976,687
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54(f)	1,660	1,722,560

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	$1,290	$1,491,683
Series 2019-B15, Class A5, 2.93%, 12/15/72	2,050	2,202,907
Series 2020-B19, Class A5, 1.85%, 09/15/53	2,300	2,271,853
Series 2020-B20, Class A5, 2.03%, 10/15/53	3,190	3,191,522
Series 2020-B21, Class A5, 1.98%, 12/17/53	3,020	3,004,426
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AJ, 5.48%, 10/15/49	19	15,918
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	602,778
Series 2017-P8, Class AS, 3.79%, 09/15/50(b)	2,090	2,309,716
COMM Mortgage Trust, Series 2015-CR22, Class A2, 2.86%, 03/10/48	1,418	1,420,225
Commercial Mortgage Trust
Series 2013-CR11, Class B, 5.28%, 08/10/50(b)	380	411,186
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	413,127
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	725,025
Commission Mortgage Trust, 3.51%, 09/10/50	1,290	1,422,956
Eleven Madison Avenue Mortgage Trust,
Series 2015-11MD, Class A, 3.67%, 09/10/35(a)(b)	150	162,542
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	285,353
Series 2013-GC13, Class A5, 4.19%, 07/10/46(b)	170	180,145
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	784,384
Series 2015-GC30, Class B, 4.16%, 05/10/50(b)	300	324,385
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	2,231,498
Series 2020-GC47, Class A4, 2.12%, 05/12/53	1,600	1,616,687
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46(b)	332	348,161
Series 2013-C17, Class A3, 3.93%, 01/15/47	1,144	1,186,263
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,353,918
Series 2015-C30, Class A5, 3.82%, 07/15/48	1,780	1,955,026
Series 2015-C33, Class A4, 3.77%, 12/15/48	2,360	2,604,413
Series 2016-C1, Class A5, 3.58%, 03/15/49	810	886,904
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class B, 5.67%, 05/12/45(b)	210	10,823
Series 2011-C5, Class A3, 4.17%, 08/15/46	20	19,919
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	359,409
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46	460	492,380
Series 2013-C9, Class A4, 3.10%, 05/15/46	2,270	2,358,675
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4, 3.24%, 03/15/45	472	475,693
Series 2015-MS1, Class A4, 3.78%, 05/15/48(b)	550	598,027
Series 2015-UBS8, Class A3, 3.54%, 12/15/48	3,010	3,249,325
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	1,058,563
Series 2020-L4, Class A3, 2.70%, 02/15/53	3,070	3,240,216
Wells Fargo Commercial Mortgage Trust 2.09%, 07/15/53	2,430	2,444,706
Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	547,898
Series 2015-C26, Class AS, 3.58%, 02/15/48	1,380	1,463,165
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,880	2,987,519
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	471,282
Series 2012-C8, Class AS, 3.66%, 08/15/45	640	656,055

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
WF-RBS Commercial Mortgage Trust (continued)
Series 2013-C18, Class A5, 4.16%, 12/15/46(b)	$620	$668,361
Series 2014-C23, Class A4, 3.65%, 10/15/57	293	316,536
Series 2014-C23, Class AS, 4.21%, 10/15/57(b)	1,140	1,232,959

		69,455,366

Total Non-Agency Mortgage-Backed Securities — 10.5% (Cost: $168,559,926)		168,926,143

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(b) — 4.8%
Fannie Mae Connecticut Avenue Securities
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 4.34%, 01/25/29	3,097	3,232,539
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.54%, 01/25/29	294	308,187
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 3.64%, 07/25/29	141	141,409
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.09%, 10/25/29	6,106	6,295,586
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 2.29%, 01/25/30	300	301,086
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 2.74%, 02/25/30	159	160,245
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.59%, 05/25/30	2,948	2,984,242
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 2.34%, 07/25/30	1,774	1,798,276
Series 2018-C02, Class 2ED2, (1 mo. LIBOR US + 0.90%), 0.99%, 08/25/30	5,617	5,556,510
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 2.14%, 11/25/49	5,048	5,065,631
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 1.79%, 01/25/50	4,999	5,022,655
Series 2020-DNA2, Class M1, (1 mo. LIBOR US + 0.75%), 0.84%, 02/25/50	1,020	1,019,593
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 1.99%, 01/25/50	5,671	5,685,848
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.39%, 10/25/48	8,400	8,475,886
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.54%, 03/25/49	6,097	6,192,318
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 2.04%, 10/25/49	5,098	5,124,697
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.04%, 11/25/48	2,462	2,462,208
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.44%, 02/25/49	7,537	7,615,163
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.14%, 04/25/49	1,280	1,289,834
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 1.94%, 09/25/49	5,211	5,231,708

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 4.74%, 10/25/28	$1,707	$1,783,027
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.35%), 1.44%, 03/25/29	11	10,607
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.59%, 03/25/30	1,460	1,492,504

		77,249,759

Mortgage-Backed Securities — 31.6%
Fannie Mae
Series 2012-M13, Class A2, 2.38%, 05/25/22	1,821	1,847,100
Series 2012-M5, Class A2, 2.72%, 02/25/22	31	30,662
Series 2012-M9, Class A2, 2.48%, 04/25/22	1,684	1,701,438
Series 2013-M3, Class A2, 2.51%, 11/25/22(b)	3,381	3,445,756
Series 2016-M13, Class A2, 2.57%, 09/25/26(b)	798	849,508
Series 2018-M1, Class A2, 3.08%, 12/25/27(b)	1,590	1,746,291
Series 2018-M7, Class A2, 3.15%, 03/25/28(b)	1,590	1,760,637
Series 2020-M42, Class A2, 1.27%, 07/25/30	4,980	4,873,729
Federal National Mortgage Association 3.50%, 01/25/24 - 05/01/50(b)	8,059	8,561,714
2.50%, 11/01/34 - 02/01/51	9,883	10,262,110
3.00%, 03/01/35 - 10/01/50	2,249	2,371,010
2.00%, 02/01/36 - 03/01/51	22,302	22,651,015
Freddie Mac 2.00%, 03/01/36	536	554,925
2.50%, 01/01/51	1,836	1,900,613
Series K020, Class A2, 2.37%, 05/25/22	20	19,863
Series K031, Class A2, 3.30%, 04/25/23(b)	281	294,737
Series K055, Class A2, 2.67%, 03/25/26	1,590	1,704,264
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,319,721
Series K061, Class A2, 3.35%, 11/25/26(b)	1,590	1,765,992
Series K064, Class A2, 3.22%, 03/25/27	2,790	3,088,921
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,341,013
Series K073, Class A2, 3.35%, 01/25/28	1,610	1,808,375
Series K076, Class A2, 3.90%, 04/25/28	2,390	2,769,513
Series K115, Class A2, 1.38%, 06/25/30	4,940	4,886,778
Freddie Mac Mortgage-Backed Securities(a)(b)
Series 2021-DNA1, Class M1, (30 day SOFR + 0.65%), 0.67%, 01/25/51	6,445	6,444,746
Series 2021-HQA1, Class M1, (30 day SOFR + 0.70%), 0.72%, 08/25/33	5,690	5,689,999
Freddie Mac Multifamily Structured Pass Through Certificates
Series K090, Class A2, 3.42%, 02/25/29	2,935	3,344,715
Series K106, Class A2, 2.07%, 01/25/30	4,510	4,708,685
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class A2, 2.68%, 10/25/22	3,980	4,089,004
Ginnie Mae Mortgage-Backed Securities 6.50%, 06/15/28 - 07/15/38	69	79,696
7.50%, 08/20/30	2	2,986
6.00%, 01/15/32 - 10/20/38	167	193,429
5.00%, 11/20/33 - 07/21/51(g)	1,962	2,201,959
5.50%, 06/15/34 - 04/20/48	556	648,818
4.50%, 03/15/39 - 07/21/51(g)	3,562	3,854,924
4.00%, 09/15/40 - 09/15/49	9,167	9,833,980
3.50%, 01/15/41 - 04/20/48	19,714	21,092,449

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
3.00%, 01/20/43 - 07/21/51(g)	$17,951	$18,876,693
2.50%, 12/20/46 - 07/21/51(g)	20,007	20,710,347
2.00%, 07/21/51(g)	8,500	8,656,719
Government National Mortgage Association 3.00%, 12/20/45 - 12/20/50	2,404	2,535,129
2.50%, 02/20/51	905	937,433
Uniform Mortgage-Backed Securities 6.00%, 07/01/21 - 09/01/38	993	1,157,218
4.50%, 04/01/23 - 07/14/51(g)	13,417	14,606,940
5.00%, 07/01/23 - 04/01/49	3,736	4,187,760
4.00%, 06/01/24 - 02/01/57(g)(h)	30,116	32,668,507
3.50%, 04/01/26 - 11/01/51(g)	37,068	39,801,415
3.00%, 12/01/26 - 07/14/51(g)	58,254	61,116,973
2.50%, 02/01/27 - 07/14/51(g)	54,251	56,530,417
6.50%, 06/01/29 - 08/01/36	897	1,043,460
7.50%, 09/01/29 - 12/01/30	3	3,673
7.00%, 01/01/32 - 06/01/32	18	21,619
5.50%, 10/01/32 - 01/01/47	3,425	3,944,628
2.00%, 12/01/35 - 08/12/51(g)	66,064	66,939,549
1.50%, 07/19/36 - 08/12/51(g)	28,250	28,022,800
(1 year CMT + 2.34%), 2.46%, 04/01/32(b)	25	25,272
(11th District Cost of Funds + 1.25%), 1.63%, 11/01/27(b)	59	59,670
(11th District Cost of Funds + 1.25%), 1.68%, 09/01/34(b)	113	115,782
(12 mo. LIBOR US + 1.44%), 1.82%, 04/01/35(b)	34	34,309
(12 mo. LIBOR US + 1.50%), 1.75%, 06/01/43(b)	2	2,375
(12 mo. LIBOR US + 1.53%), 1.78%, 05/01/43(b)	20	20,636
(12 mo. LIBOR US + 1.54%), 1.79%, 06/01/43(b)	44	46,133
(12 mo. LIBOR US + 1.60%), 2.40%, 08/01/43(b)	13	13,379
(12 mo. LIBOR US + 1.65%), 2.45%, 05/01/43(b)	61	63,075
(12 mo. LIBOR US + 1.71%), 1.96%, 04/01/40(b)	3	3,128
(12 mo. LIBOR US + 1.75%), 2.04%, 04/01/38(b)	49	49,870
(12 mo. LIBOR US + 1.75%), 2.13%, 02/01/40(b)	27	28,348
(12 mo. LIBOR US + 1.75%), 2.28%, 08/01/41(b)	26	26,527
(12 mo. LIBOR US + 1.78%), 2.46%, 08/01/41(b)	26	27,604
(12 mo. LIBOR US + 1.78%), 2.15%, 01/01/42(b)	11	11,165
(12 mo. LIBOR US + 1.79%), 2.69%, 09/01/32(b)	2	2,119
(12 mo. LIBOR US + 1.81%), 2.18%, 02/01/42(b)	1	1,090
(12 mo. LIBOR US + 1.82%), 2.32%, 09/01/41(b)	25	26,052

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.89%), 2.61%, 07/01/41(b)	$24	$25,144
(12 mo. LIBOR US + 1.90%), 2.34%, 01/01/42(b)	1	793
(6 mo. LIBOR US + 1.04%), 1.29%, 05/01/33(b)	3	3,507
(6 mo. LIBOR US + 1.36%), 1.61%, 10/01/32(b)	12	11,622

		506,099,955

Total U.S. Government Sponsored Agency Securities — 36.4% (Cost: $572,960,687)		583,349,714

Total Long-Term Investments — 105.7% (Cost: $1,652,186,613)		1,694,056,225

	Shares

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(i)(j)(k)	102,425,188	102,486,643
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(i)(j)	100,000	100,000

Total Short-Term Securities — 6.4% (Cost: $102,559,482)		102,586,643

Total Investments Before TBA Sale Commitments — 112.1% (Cost: $1,754,746,095)		1,796,642,868

Security	Par (000)	Value

TBA Sale Commitments(g)

Mortgage-Backed Securities — (0.6)%
Uniform Mortgage-Backed Securities 1.50%, 07/14/51	$(3,925)	$(3,846,500)
2.00%, 07/14/51	(4,975)	(5,023,195)

Total TBA Sale Commitments — (0.6)% (Proceeds: $(8,869,814))		(8,869,695)

Total Investments, Net of TBA Sale Commitments — 111.5% (Cost: $1,745,876,281)		1,787,773,173
Liabilities in Excess of Other Assets — (11.5)%		(184,486,878)

Net Assets — 100.0%		$1,603,286,295

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Amount is less than 500.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of this security is on loan.
(f)	When-issued security.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$104,962,761	$—	$(2,483,737	)(a)	$2,968	$4,651	$102,486,643	102,425,188	$84,295	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100,000	8		—

					$2,968	$4,651	$102,586,643		$84,303		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro BTP	26	09/08/21	$4,668	$(5,935)
Euro OAT	50	09/08/21	9,429	43,807
10-Year Australian T-Bond	1,319	09/15/21	139,662	(75,234)

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts (continued)
U.S. Long Bond	576	09/21/21	$92,484	$2,377,137
Ultra U.S. Treasury Bond	142	09/21/21	27,335	871,597
Long Gilt	690	09/28/21	122,269	472,908
2-Year U.S. Treasury Note	88	09/30/21	19,388	(34,230)
5-Year U.S. Treasury Note	1,323	09/30/21	163,235	(591,115)

				3,058,935

Short Contracts
Euro Bund	570	09/08/21	116,663	(691,206)
10-Year Canada Bond	904	09/21/21	106,123	(875,745)
10-Year U.S. Treasury Note	1,042	09/21/21	137,984	(231,380)
10-Year U.S. Ultra Long Treasury Note	329	09/21/21	48,384	(710,979)

				(2,509,310)

				$549,625

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	6,500,000	USD	8,851,626	HSBC Bank PLC	07/06/21	$139,935
USD	1,175,983	CAD	1,430,000	Citibank N.A.	09/15/21	22,423
USD	4,247,892	EUR	3,500,000	Morgan Stanley & Co. International PLC	09/15/21	91,449
USD	875,321	GBP	630,000	Morgan Stanley & Co. International PLC	09/15/21	3,697
USD	84,661	GBP	60,000	The Bank of New York Mellon	09/15/21	1,649
USD	381,006	GBP	270,000	UBS AG	09/15/21	7,453

						266,606

USD	8,986,725	GBP	6,500,000	Goldman Sachs International	07/06/21	(4,837)

						$261,769

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
6-Month GBP LIBOR, 0.11%	Annual	0.11%	Annual	N/A		03/18/23	GBP	134,850	$(114,207)	$481	$(114,688)
(0.51%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		03/31/23	EUR	10,420	8,190	706	7,484
6-Month GBP LIBOR, 0.11%	Annual	0.11%	Annual	N/A		04/06/23	GBP	2,930	(3,411)	(109)	(3,302)
(0.50%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		04/08/23	EUR	35,130	23,439	(463)	23,902
6-Month GBP LIBOR, 0.11%	Annual	0.11%	Annual	N/A		04/09/23	GBP	7,010	(7,764)	25	(7,789)
(0.51%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		04/14/23	EUR	14,930	13,057	1,612	11,445
(0.49%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		04/23/23	EUR	5,120	1,803	26	1,777
6-Month GBP LIBOR, 0.11%	Annual	0.14%	Annual	N/A		06/10/23	GBP	2,030	(2,326)	(191)	(2,135)
(0.48%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		06/14/23	EUR	16,300	4,991	(1,581)	6,572
3-Month LIBOR, 0.15%	Quarterly	0.24%	Semi-Annual	N/A		06/16/23	USD	16,100	(21,972)	298	(22,270)
6-Month GBP LIBOR, 0.11%	Annual	0.20%	Annual	N/A		06/18/23	GBP	3,620	1,122	(1,622)	2,744
(0.47%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		06/22/23	EUR	42,290	11,524	5,811	5,713
3-Month LIBOR, 0.15%	Quarterly	0.29%	Semi-Annual	N/A		06/22/23	USD	50,430	(17,698)	(24,280)	6,582
(0.45%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/23	EUR	102,350	18,748	17,837	911
0.20%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/08/21	(a)	09/08/23	GBP	299,910	236,856	22,768	214,088
0.30%	Semi- Annual	3-Month LIBOR, 0.15%	Quarterly	09/08/21	(a)	09/08/23	USD	154,680	245,012	(57,299)	302,311
(0.40%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		06/16/24	EUR	21,825	(2,093)	2,274	(4,367)
0.25%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		06/16/24	GBP	9,500	17,971	(2,545)	20,516
0.45%	Semi- Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		06/16/24	USD	48,550	147,024	(563)	147,587
3-Month CAD BA, 0.44%	Semi- Annual	0.96%	Semi-Annual	N/A		06/16/24	CAD	55,620	(154,192)	446	(154,638)
0.36%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/24	GBP	11,645	(9,593)	158	(9,751)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
0.37%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/24	GBP	11,645	$(12,963)	$758	$(13,721)
0.18%	Annual	6-Month LIBOR, 0.16%	Annual	N/A		10/20/25	USD	2,500	51,013	—	51,013
6-Month LIBOR, 0.16%	Annual	0.18%	Annual	N/A		10/20/25	USD	2,500	(46,908)	—	(46,908)
1.28%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A		06/16/26	CAD	1,790	10,505	14	10,491
1.30%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A		06/16/26	CAD	2,320	12,015	19	11,996
1.31%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A		06/16/26	CAD	1,320	6,394	11	6,383
1.32%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A		06/16/26	CAD	1,850	7,940	17	7,923
1.34%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A		06/16/26	CAD	2,890	10,580	26	10,554
1.35%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A		06/16/26	CAD	2,270	7,058	21	7,037
1.38%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A		06/16/26	CAD	870	1,865	8	1,857
1.39%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A		06/16/26	CAD	2,300	3,751	21	3,730
(0.23%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/26	EUR	40,430	(7,001)	15,290	(22,291)
6-Month GBP LIBOR, 0.11%	Annual	0.51%	Annual	09/08/21	(a)	09/08/26	GBP	1,800	1,639	2,219	(580)
6-Month GBP LIBOR, 0.11%	Annual	0.53%	Annual	09/08/21	(a)	09/08/26	GBP	432,040	984,833	60,441	924,392
3-Month LIBOR, 0.15%	Quarterly	1.01%	Semi-Annual	09/08/21	(a)	09/08/26	USD	37,250	(3,658)	85,827	(89,485)
3-Month LIBOR, 0.15%	Quarterly	1.01%	Semi-Annual	09/08/21	(a)	09/08/26	USD	49,425	(20,362)	24,217	(44,579)
1-Month MXIBOR, 4.53%	Monthly	6.32%	Monthly	09/15/21	(a)	09/09/26	MXN	22,940	(19,790)	11	(19,801)
(0.27%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	290	818	4	814
(0.26%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	1,360	2,569	18	2,551
(0.24%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	2,030	1,208	27	1,181
(0.24%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	1,500	1,165	(2,232)	3,397
(0.24%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	2,310	1,445	31	1,414
(0.24%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	3,540	1,575	47	1,528
(0.23%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	670	157	9	148
(0.22%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	1,010	(706)	13	(719)
(0.21%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	1,470	(1,557)	20	(1,577)
(0.20%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	3,080	(4,745)	41	(4,786)
(0.19%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	1,620	(3,324)	22	(3,346)
(0.17%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	3,680	(11,759)	50	(11,809)
(0.16%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	2,220	(9,631)	30	(9,661)
0.35%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	12,560	5,383	17	5,366
0.35%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	11,580	4,870	1,799	3,071
0.36%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	16,820	6,326	23	6,303
0.36%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	4,700	1,784	1,060	724
0.37%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	16,960	5,262	(20)	5,282
0.38%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	23,490	5,613	31	5,582
0.39%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	21,160	4,007	28	3,979
0.39%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	11,050	1,718	165	1,553
0.40%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	7,390	860	10	850
0.40%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	14,870	1,737	(2,790)	4,527
0.41%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	18,300	1,649	342	1,307
0.42%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	15,400	(94)	20	(114)
0.43%	Annual	3-Month STIBOR, (0.06%)	Quarterly	09/15/21	(a)	09/15/26	SEK	19,440	(629)	26	(655)
0.52%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/26	GBP	990	(1,651)	15	(1,666)
0.52%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/26	GBP	2,010	(2,265)	31	(2,296)
0.55%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/26	GBP	990	(3,628)	15	(3,643)
0.57%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/26	GBP	500	(2,314)	8	(2,322)
3-Month HIBOR, 0.17%	Quarterly	0.92%	Quarterly	09/15/21	(a)	09/15/26	HKD	8,420	314	12	302
3-Month HIBOR, 0.17%	Quarterly	0.92%	Quarterly	09/15/21	(a)	09/15/26	HKD	8,420	180	12	168
3-Month LIBOR, 0.15%	Quarterly	0.93%	Semi-Annual	09/15/21	(a)	09/15/26	USD	2,530	(11,228)	28	(11,256)
6-Month SIBOR, 0.59%	Semi-Annual	0.93%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	2,220	(16,947)	16	(16,963)
3-Month HIBOR, 0.17%	Quarterly	0.94%	Quarterly	09/15/21	(a)	09/15/26	HKD	8,012	1,243	12	1,231
6-Month SIBOR, 0.59%	Semi-Annual	0.94%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	2,530	(18,156)	18	(18,174)
3-Month HIBOR, 0.17%	Quarterly	0.95%	Quarterly	09/15/21	(a)	09/15/26	HKD	10,198	2,230	15	2,215
6-Month BBR, 1.14%	Semi-Annual	0.97%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	1,965	(1,149)	17	(1,166)
6-Month BBR, 1.14%	Semi-Annual	0.97%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	1,900	(1,146)	16	(1,162)
6-Month BBR, 1.14%	Semi-Annual	0.98%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	1,965	(569)	17	(586)
6-Month BBR, 1.14%	Semi-Annual	1.00%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	5,880	1,548	50	1,498
6-Month BBR, 1.14%	Semi-Annual	1.01%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	860	797	7	790
6-Month BBR, 1.14%	Semi-Annual	1.02%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	860	1,051	7	1,044
6-Month SIBOR, 0.59%	Semi-Annual	1.02%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	1,970	(8,186)	14	(8,200)

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
6-Month SIBOR, 0.59%	Semi- Annual	1.03%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,140	$(4,445)	$8	$(4,453)
3-Month LIBOR, 0.15%	Quarterly	1.04%	Semi- Annual	09/15/21	(a)	09/15/26	USD	4,700	4,256	52	4,204
3-Month LIBOR, 0.15%	Quarterly	1.05%	Semi- Annual	09/15/21	(a)	09/15/26	USD	3,270	3,605	36	3,569
6-Month BBR, 1.14%	Semi- Annual	1.05%	Semi- Annual	09/15/21	(a)	09/15/26	AUD	1,720	3,655	14	3,641
6-Month SIBOR, 0.59%	Semi- Annual	1.05%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,610	(5,069)	11	(5,080)
6-Month SIBOR, 0.59%	Semi- Annual	1.05%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,840	(5,625)	13	(5,638)
3-Month LIBOR, 0.15%	Quarterly	1.06%	Semi- Annual	09/15/21	(a)	09/15/26	USD	4,360	7,492	49	7,443
6-Month SIBOR, 0.59%	Semi- Annual	1.06%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,335	(3,593)	9	(3,602)
6-Month SIBOR, 0.59%	Semi- Annual	1.06%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,740	(5,001)	12	(5,013)
6-Month SIBOR, 0.59%	Semi- Annual	1.06%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,811	(4,675)	13	(4,688)
6-Month SIBOR, 0.59%	Semi- Annual	1.06%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,259	(3,548)	9	(3,557)
6-Month SIBOR, 0.59%	Semi- Annual	1.07%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	3,500	(8,137)	24	(8,161)
6-Month SIBOR, 0.59%	Semi- Annual	1.07%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,720	(3,873)	14	(3,887)
6-Month SIBOR, 0.59%	Semi- Annual	1.08%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	3,400	(6,658)	24	(6,682)
6-Month SIBOR, 0.59%	Semi- Annual	1.10%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	3,740	(4,243)	26	(4,269)
6-Month SIBOR, 0.59%	Semi- Annual	1.10%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,290	(1,487)	9	(1,496)
6-Month SIBOR, 0.59%	Semi- Annual	1.10%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	4,120	(5,051)	29	(5,080)
6-Month SIBOR, 0.59%	Semi- Annual	1.11%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,335	(1,393)	9	(1,402)
6-Month SIBOR, 0.59%	Semi- Annual	1.12%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,702	(840)	12	(852)
6-Month SIBOR, 0.59%	Semi- Annual	1.12%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	712	(482)	5	(487)
6-Month SIBOR, 0.59%	Semi- Annual	1.12%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	556	(285)	4	(289)
6-Month SIBOR, 0.59%	Semi- Annual	1.12%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	699	(268)	5	(273)
6-Month SIBOR, 0.59%	Semi- Annual	1.13%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,530	(335)	11	(346)
6-Month SIBOR, 0.59%	Semi- Annual	1.14%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	2,903	267	20	247
6-Month SIBOR, 0.59%	Semi- Annual	1.14%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,920	106	13	93
6-Month SIBOR, 0.59%	Semi- Annual	1.14%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,307	173	9	164
6-Month SIBOR, 0.59%	Semi- Annual	1.14%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	368	55	3	52
6-Month SIBOR, 0.59%	Semi- Annual	1.15%	Semi- Annual	09/15/21	(a)	09/15/26	SGD	1,663	1,006	12	994
1.38%	Semi- Annual	3-Month CAD BA, 0.44%	Semi- Annual	09/15/21	(a)	09/15/26	CAD	2,970	15,938	27	15,911
1.47%	Semi- Annual	3-Month CAD BA, 0.44%	Semi- Annual	09/15/21	(a)	09/15/26	CAD	3,010	5,454	27	5,427
1.50%	Semi- Annual	3-Month CAD BA, 0.44%	Semi- Annual	09/15/21	(a)	09/15/26	CAD	7,120	3,814	64	3,750
1.51%	Semi- Annual	3-Month CAD BA, 0.44%	Semi- Annual	09/15/21	(a)	09/15/26	CAD	3,500	1,188	32	1,156
1.72%	Annual	6-Month WIBOR, 0.15%	Semi- Annual	09/15/21	(a)	09/15/26	PLN	6,600	(17,275)	16	(17,291)
5.81%	Quarterly	3-Month JIBAR, 3.69%	Quarterly	09/15/21	(a)	09/15/26	ZAR	21,410	23,096	14	23,082
5.82%	Quarterly	3-Month JIBAR, 3.69%	Quarterly	09/15/21	(a)	09/15/26	ZAR	23,200	24,959	16	24,943
6.11%	Quarterly	3-Month JIBAR, 3.69%	Quarterly	09/15/21	(a)	09/15/26	ZAR	23,940	4,727	16	4,711
6.16%	Quarterly	3-Month JIBAR, 3.69%	Quarterly	09/15/21	(a)	09/15/26	ZAR	17,970	926	12	914
6.23%	Quarterly	3-Month JIBAR, 3.69%	Quarterly	09/15/21	(a)	09/15/26	ZAR	24,520	(3,554)	16	(3,570)
6.24%	Quarterly	3-Month JIBAR, 3.69%	Quarterly	09/15/21	(a)	09/15/26	ZAR	11,100	(2,105)	7	(2,112)
6.26%	Quarterly	3-Month JIBAR, 3.69%	Quarterly	09/15/21	(a)	09/15/26	ZAR	23,890	(5,953)	16	(5,969)
6-Month LIBOR, 0.16%	Annual	0.54%	Annual	N/A		10/20/30	USD	1,250	(63,920)	—	(63,920)
0.55%	Annual	6-Month LIBOR, 0.16%	Annual	N/A		10/20/30	USD	1,250	66,560	—	66,560
0.85%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		03/18/31	GBP	13,790	(316,862)	733	(317,595)
0.81%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		03/22/31	GBP	3,510	(59,660)	(3,120)	(56,540)
6-Month EURIBOR, (0.52%)	Semi- Annual	0.02%	Annual	N/A		03/31/31	EUR	650	(4,328)	(1,081)	(3,247)
0.76%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		04/06/31	GBP	1,670	(18,214)	1,026	(19,240)
6-Month EURIBOR, (0.52%)	Semi- Annual	0.03%	Annual	N/A		04/08/31	EUR	4,880	(23,408)	(1,985)	(21,423)
0.76%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		04/09/31	GBP	1,710	(17,279)	84	(17,363)
6-Month EURIBOR, (0.52%)	Semi- Annual	0.02%	Annual	N/A		04/14/31	EUR	2,180	(13,926)	(7,316)	(6,610)
6-Month EURIBOR, (0.52%)	Semi- Annual	0.08%	Annual	N/A		04/23/31	EUR	1,330	(362)	27	(389)
0.74%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		05/10/31	GBP	320	(2,044)	980	(3,024)
0.73%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		06/10/31	GBP	620	(2,254)	(815)	(1,439)
6-Month EURIBOR, (0.52%)	Semi- Annual	0.07%	Annual	N/A		06/14/31	EUR	3,270	(9,489)	(2,710)	(6,779)
1.45%	Semi- Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		06/16/31	USD	2,580	(5,580)	386	(5,966)
0.77%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		06/18/31	GBP	950	(8,907)	(2,898)	(6,009)
6-Month EURIBOR, (0.52%)	Semi- Annual	0.09%	Annual	N/A		06/22/31	EUR	7,130	(4,514)	7,819	(12,333)
1.48%	Semi Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		06/22/31	USD	9,530	(41,201)	(39,963)	(1,238)
6-Month EURIBOR, (0.52%)	Semi- Annual	0.16%	Annual	09/08/21	(a)	09/08/31	EUR	29,890	133,956	(13,793)	147,749
0.74%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/08/21	(a)	09/08/31	GBP	930	(1,972)	(2,389)	417
0.84%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/08/21	(a)	09/08/31	GBP	248,290	(3,905,668)	(29,635)	(3,876,033)
1.49%	Semi- Annual	3-Month LIBOR, 0.15%	Quarterly	09/08/21	(a)	09/08/31	USD	25,830	(37,638)	(2,963)	(34,675)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.66%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	09/08/21(a)	09/08/31	USD	142,310	$(2,473,449)	$(640,594)	$(1,832,855)
0.74%	Annual	6-Month LIBOR, 0.16%	Annual	N/A	10/20/35	USD	500	38,423	—	38,423
6-Month LIBOR, 0.16%	Annual	0.78%	Annual	N/A	10/20/35	USD	500	(39,003)	—	(39,003)
0.84%	Annual	6-Month LIBOR, 0.16%	Annual	N/A	10/20/40	USD	1,000	99,474	—	99,474
6-Month LIBOR, 0.16%	Annual	0.90%	Annual	N/A	10/20/40	USD	1,000	(98,395)	—	(98,395)
0.90%	Annual	6-Month LIBOR, 0.16%	Annual	N/A	10/20/50	USD	500	68,185	—	68,185
6-Month LIBOR, 0.16%	Annual	0.98%	Annual	N/A	10/20/50	USD	500	(66,063)	—	(66,063)
6-Month GBP LIBOR, 0.11%	Annual	0.97%	Annual	09/08/21(a)	09/08/51	GBP	26,360	1,407,049	(26,254)	1,433,303
3-Month LIBOR, 0.15%	Quarterly	2.03%	Semi-Annual	09/08/21(a)	09/08/51	USD	52,220	3,186,033	434,653	2,751,380

								$(868,417)	$(177,300)	$691,117)

(a)	Forward Swap.

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Counterparty	Effective Date	(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 0.77%	Quarterly	1.54%	Quarterly	Bank of America N.A.	09/15/21		09/15/26	KRW	1,333,455	$(8,960)	$—	$(8,960)
3-Month KRW CDC, 0.77%	Quarterly	1.54%	Quarterly	Goldman Sachs International	09/15/21		09/15/26	KRW	1,333,455	(8,669)	—	(8,669)
3-Month KRW CDC, 0.77%	Quarterly	1.55%	Quarterly	Goldman Sachs International	09/15/21		09/15/26	KRW	597,592	(3,716)	—	(3,716)
3-Month KRW CDC, 0.77%	Quarterly	1.55%	Quarterly	Goldman Sachs International	09/15/21		09/15/26	KRW	2,874,110	(16,992)	—	(16,992)
3-Month KRW CDC, 0.77%	Quarterly	1.56%	Quarterly	Bank of America N.A.	09/15/21		09/15/26	KRW	2,262,080	(12,732)	—	(12,732)
3-Month KRW CDC, 0.77%	Quarterly	1.56%	Quarterly	Goldman Sachs International	09/15/21		09/15/26	KRW	597,592	(3,363)	—	(3,363)
3-Month KRW CDC, 0.77%	Quarterly	1.60%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21		09/15/26	KRW	1,046,664	(3,950)	—	(3,950)
3-Month KRW CDC, 0.77%	Quarterly	1.60%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21		09/15/26	KRW	712,436	(2,688)	—	(2,688)
3-Month KRW CDC, 0.77%	Quarterly	1.65%	Quarterly	Citibank N.A.	09/15/21		09/15/26	KRW	1,758,440	(3,183)	—	(3,183)

										$(64,253)	$—	$(64,253)

(a)	Forward Swap.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$691,911	$(869,211)	$6,549,625	$(7,240,742)
OTC Swaps	—	—	—	(64,253)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Master Portfolio Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$3,765,449	$—	$3,765,449
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	266,606	—	—	266,606
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	6,549,625	—	6,549,625

	$—	$—	$—	$266,606	$10,315,074	$—	$10,581,680

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$3,215,824	$—	$3,215,824
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,837	—	—	4,837
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	7,240,742	—	7,240,742
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	—	—	64,253	—	64,253

	$—	$—	$—	$4,837	$10,520,819	$—	$10,525,656

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(8,824,734)	$—	$(8,824,734)
Forward foreign currency exchange contracts	—	—	—	(210,292)	—	—	(210,292)
Swaps	—	(443,630)	—	—	(1,722,583)	(2,196,379)	(4,362,592)

	$—	$(443,630)	$—	$(210,292)	$(10,547,317)	$(2,196,379)	$(13,397,618)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$910,663	$—	$910,663
Forward foreign currency exchange contracts	—	—	—	269,822	—	—	269,822
Swaps	—	—	—	—	(642,472)	—	(642,472)

	$—	$—	$—	$269,822	$268,191	$—	$538,013

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$488,664,072
Average notional value of contracts — short	$372,008,638
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$14,706,042
Average amounts sold — in USD	$15,328,134
Credit default swaps
Average notional value — buy protection	$65,500,000
Average notional value — sell protection	$—	(a)
Interest rate swaps
Average notional value — pays fixed rate	$1,617,633,764
Average notional value — receives fixed rate	$1,161,880,007

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)

Inflation swaps
Average notional value — receives fixed rate	$35,425,000

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$739,988	$427,849
Forward foreign currency exchange contracts	266,606	4,837
Swaps — centrally cleared	—	18,002
Swaps — OTC(a)	—	64,253

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,006,594	514,941

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(739,988)	(445,851)

Total derivative assets and liabilities subject to an MNA	$266,606	$69,090

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
Citibank N.A.	$22,423	$(3,183)	$—	$—	$19,240
HSBC Bank PLC	139,935	—	—	—	139,935
Morgan Stanley & Co. International PLC	95,146	—	—	—	95,146
The Bank of New York Mellon	1,649	—	—	—	1,649
UBS AG	7,453	—	—	—	7,453

	$266,606	$(3,183)	$—	$—	$263,423

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(c)
Bank of America N.A.	$21,692	$—	$—	$—	$21,692
Citibank N.A.	3,183	(3,183)	—	—	—
Goldman Sachs International	37,577	—	—	—	37,577
JPMorgan Chase Bank N.A.	6,638	—	—	—	6,638

	$69,090	$(3,183)	$—	$—	$65,907

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$179,447,380	$—	$179,447,380
Common Stocks	—	—	1	1
Corporate Bonds	—	745,078,353	—	745,078,353
Foreign Agency Obligations	—	6,816,452	—	6,816,452
Municipal Bonds	—	10,438,182	—	10,438,182
Non-Agency Mortgage-Backed Securities	—	168,926,143	—	168,926,143
U.S. Government Sponsored Agency Securities	—	583,349,714	—	583,349,714
Short-Term Securities
Money Market Funds	102,586,643	—	—	102,586,643
Liabilities
Investments
TBA Sale Commitments	—	(8,869,695)	—	(8,869,695)

	$102,586,643	$1,685,186,529	$1	$1,787,773,173

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$266,606	$—	$266,606
Interest Rate Contracts	3,765,449	6,549,625	—	10,315,074
Liabilities
Foreign Currency Exchange Contracts	—	(4,837)	—	(4,837)
Interest Rate Contracts	(3,215,824)	(7,304,995)	—	(10,520,819)

	$549,625	$(493,601)	$—	$56,024

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Statement of Assets and Liabilities  (unaudited)

June 30, 2021

CoreAlpha Bond Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,694,056,225
Investments, at value — affiliated(c)	102,586,643
Cash pledged:
Futures contracts	12,324,000
Centrally cleared swaps	9,809,000
Foreign currency, at value(d)	4,620,660
Receivables:
Investments sold	5,573,879
Securities lending income — affiliated	10,481
TBA sale commitments	8,869,814
Contributions from investors	897,308
Dividends — affiliated	3,479
Interest — unaffiliated	7,545,678
Variation margin on futures contracts	739,988
Unrealized appreciation on forward foreign currency exchange contracts	266,606

Total assets	1,847,303,761

LIABILITIES
Bank overdraft	47,293
Collateral on securities loaned, at value	62,591,613
TBA sale commitments, at value(e)	8,869,695
Payables:
Investments purchased	171,291,640
Swaps	75,917
Investment advisory fees	303,967
Other accrued expenses	17,926
Principal payups	304,474
Variation margin on futures contracts	427,849
Variation margin on centrally cleared swaps	18,002
Unrealized depreciation on:
Forward foreign currency exchange contracts	4,837
OTC swaps	64,253

Total liabilities	244,017,466

NET ASSETS	$1,603,286,295

NET ASSETS CONSIST OF
Investors’ capital	$1,561,435,353
Net unrealized appreciation (depreciation)	41,850,942

NET ASSETS	$1,603,286,295

(a) Investments, at cost — unaffiliated	$1,652,186,613
(b) Securities loaned, at value	$60,905,549
(c) Investments, at cost — affiliated	$102,559,482
(d) Foreign currency, at cost	$4,678,564
(e) Proceeds from TBA sale commitments	$8,869,814

See notes to financial statements.

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations  (unaudited)

Six Months Ended June 30, 2021

CoreAlpha Bond Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$19,125
Interest — unaffiliated	19,467,844
Securities lending income — affiliated — net	65,178

Total investment income	19,552,147

EXPENSES
Investment advisory	1,970,550
Professional	24,271
Trustees	7,932
Miscellaneous	300

Total expenses	2,003,053
Less:
Fees waived and/or reimbursed by the Manager	(42,371)

Total expenses after fees waived and/or reimbursed	1,960,682

Net investment income	17,591,465

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	6,411,237
Investments — affiliated	2,968
Forward foreign currency exchange contracts	(210,292)
Foreign currency transactions	384,855
Futures contracts	(8,824,734)
Swaps	(4,362,592)

(6,598,558)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(37,821,146)
Investments — affiliated	4,651
Forward foreign currency exchange contracts	269,822
Foreign currency translations	(254,017)
Futures contracts	910,663
Swaps	(642,472)

(37,532,499)

Net realized and unrealized loss	(44,131,057)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,539,592)

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets

	CoreAlpha Bond Master Portfolio

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,591,465	$46,647,378
Net realized gain (loss)	(6,598,558)	83,991,615
Net change in unrealized appreciation (depreciation)	(37,532,499)	34,724,498

Net increase (decrease) in net assets resulting from operations	(26,539,592)	165,363,491

CAPITAL TRANSACTIONS
Proceeds from contributions	219,271,088	608,205,569
Value of withdrawals	(394,813,218)	(906,321,549)

Net decrease in net assets derived from capital transactions	(175,542,130)	(298,115,980)

NET ASSETS
Total decrease in net assets	(202,081,722)	(132,752,489)
Beginning of period	1,805,368,017	1,938,120,506

End of period	$1,603,286,295	$1,805,368,017

See notes to financial statements.

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

	CoreAlpha Bond Master Portfolio

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,

			2020	2019	2018		2017	2016

Total Return
Total return	(1.37	)%(a)	8.93%	9.74%	(0.11)%		4.28%	2.46%

Ratios to Average Net Assets(b)
Total expenses	0.24	%(c)	0.24%	0.24%	0.27	%(d)	0.26%	0.26%

Total expenses after fees waived and/or reimbursed	0.23	%(c)	0.23%	0.23%	0.24%		0.24%	0.25%

Net investment income	2.11	%(c)	2.48%	3.05%	3.11%		2.54%	2.33%

Supplemental Data
Net assets, end of period (000)	$1,603,286		$1,805,368	$1,938,121	$1,485,689		$780,259	$672,181

Portfolio turnover rate(e)	114%		410%	263%	331%		515%	677%

(a)	Aggregate total return.
(b)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)
		Year Ended December 31,

		2020	2019	2018	2017	2016

Investments in underlying funds	—%	—%	0.01%	0.02%	0.02%	—%

(c)	Annualized.
(d)	Includes board realignment and consolidation costs. Without these costs, total expenses a would have been 0.25%.
(e)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)
		Year Ended December 31,

		2020	2019	2018	2017	2016

Portfolio turnover rate (excluding MDRs)	67%	261%	166%	189%	322%	459%

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio II (“MIP II”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP II is organized as a Delaware statutory trust. CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP II. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Effective on October 1, 2021, the Master Portfolio will change its name to Advantage CoreAlpha Bond Master Portfolio.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of MIP II (the “Board”), the trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach	(i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii) market multiples of comparable issuers
Income approach	(i) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

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Notes to Financial Statements (unaudited) (continued)

Standard Inputs Generally Considered By Third Party Pricing Services

(iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
Cost approach	(i) audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii) relevant news and other public sources; and

(iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

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Notes to Financial Statements (unaudited) (continued)

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party.

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Notes to Financial Statements (unaudited) (continued)

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Bank PLC	$6,221,963	$(6,221,963)	$—
Barclays Capital, Inc.	1,485,134	(1,485,134)	—
BNP Paribas Prime Brokerage International Ltd.	252,843	(252,843)	—
BofA Securities, Inc.	7,207,048	(7,207,048)	—
Citadel Clearing LLC	4,459,232	(4,459,232)	—
Citigroup Global Markets, Inc.	1,811,360	(1,811,360)	—
Credit Suisse Securities (USA) LLC	2,541,574	(2,541,574)	—
Deutsche Bank Securities, Inc.	109,109	(109,109)	—
Goldman Sachs & Co.	5,212,041	(5,212,041)	—
HSBC Securities (USA), Inc.	910,709	(910,709)	—
J.P. Morgan Securities LLC	15,001,635	(15,001,635)	—
Morgan Stanley & Co. LLC	1,729,924	(1,729,924)	—
RBC Capital Markets LLC	11,969,261	(11,969,261)	—
Scotia Capital (USA), Inc.	27,600	(27,600)	—
Wells Fargo Bank, National Association	870,129	(870,129)	—
Wells Fargo Securities LLC	1,095,987	(1,095,987)	—

	$60,905,549	$(60,905,549)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

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Notes to Financial Statements (unaudited) (continued)

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. A Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

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Notes to Financial Statements (unaudited) (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP II, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.24%
$1 billion — $3 billion	0.23
$3 billion — $5 billion	0.22
$5 billion — $10 billion	0.21
Greater than $10 billion	0.20

With respect to the Master Portfolio, the Manager entered into a sub-advisory agreement with each of BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BFA for services they provide for that portion of the Master Portfolio for which BIL and BFA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: The fees and expenses of the MIP II’s Independent Trustees, counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. Such contractual arrangement may not be terminated prior to July 1, 2023 without the consent of the Board of MIP II. For the six months ended June 30, 2021, the amount waived was $32,203.

With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. Prior to April 29, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $10,168.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

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Notes to Financial Statements (unaudited) (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed Income Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Master Portfolio paid BTC $25,941 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP II are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

CoreAlpha Bond Master Portfolio	$—	$2,345,008	$(47,995)

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities

Master Portfolio Name	Purchases	Sales	Purchases	Sales

CoreAlpha Bond Master Portfolio	$—	$—	$2,016,502,801	$2,261,641,117

For the six months ended June 30, 2021, purchases and sales related to mortgage dollar rolls were $819,754,947 and $820,698,022, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

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Notes to Financial Statements (unaudited) (continued)

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

CoreAlpha Bond Master Portfolio	$1,754,988,307	$59,685,913	$(17,975,210)	$41,710,703

9.	BANK BORROWINGS

MIP II, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed

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Notes to Financial Statements  (unaudited) (continued)

by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Master Portfolio concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio II (the “Master Portfolio”) met on May 4, 2021 (the “May Meeting”) and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of CoreAlpha Bond Master Portfolio (the “Master Fund”) and BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment advisor. The Board of Trustees of the Master Portfolio also considered the approval to continue the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and BlackRock International Limited and BlackRock Fund Advisors (together, the “Sub-Advisors”), with respect to the Master Fund. BlackRock CoreAlpha Bond Fund (the “Feeder Fund”), a series of BlackRock Funds VI (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Master Fund on an annual basis. The Board members whom are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewals of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“ Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements   (continued)

of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third-parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable, throughout the year and at the May meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, the Feeder Fund ranked in the first quartile against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund

The Board, including the Independent Board Members, reviewed the Master Fund’s contractual Master advisory fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s actual advisory fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	57

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements   (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile, relative to the Feeder Fund’s Expense Peers. The Board also noted that the Master Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Fund increases above certain contractually specified levels. The Board noted that if the size of the Master Fund were to decrease, the Master Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Fund/Feeder Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

The Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Master Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund/Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio makes their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	59

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or MIP II Service Providers

Investment Adviser and Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

BlackRock International Limited	Legal Counsel
Edinburgh, EH3 8BL	Willkie Farr & Gallagher LLP
United Kingdom	New York, NY 10019

Accounting Agent and Custodian	Address of the Fund/MIP II
State Street Bank and Trust Company	100 Bellevue Parkway
Boston, MA 02111	Wilmington, DE 19809

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ARB	Airport Revenue Bonds

BAB	Build America Bond

BBR	Bank Bill Rate

CMT	Constant Maturity Treasury

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SIBOR	Singapore Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	61

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CAB-06/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

2

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VI and Master Investment Portfolio II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: September 2, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: September 2, 2021

4